UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00653

Putnam Income Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Income Fund
Class A [PINCX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Putnam Income Fund returned 6.47%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.
Putnam Income Fund	PAGE 1	38901-ATSA-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	6.47	-0.25	2.15
Class A (with sales charge)	2.21	-1.06	1.74
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Income Fund	PAGE 2	38901-ATSA-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Income Fund	PAGE 3	38901-ATSA-1225

Putnam Income Fund
Class C [PUICX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$153	1.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Putnam Income Fund returned 5.54%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.
Putnam Income Fund	PAGE 1	38901-ATSC-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	5.54	-0.98	1.55
Class C (with sales charge)	4.56	-0.98	1.55
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Income Fund	PAGE 2	38901-ATSC-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Income Fund	PAGE 3	38901-ATSC-1225

Putnam Income Fund
Class M [PNCMX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class M	$101	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class M shares of Putnam Income Fund returned 6.31%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.
Putnam Income Fund	PAGE 1	38901-ATSM-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,675 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class M 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class M	6.31	-0.48	1.92
Class M (with sales charge)	2.85	-1.13	1.58
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Income Fund	PAGE 2	38901-ATSM-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Income Fund	PAGE 3	38901-ATSM-1225

Putnam Income Fund
Class R [PIFRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$102	0.99%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Putnam Income Fund returned 6.09%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.
Putnam Income Fund	PAGE 1	38901-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	6.09	-0.48	1.91
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Income Fund	PAGE 2	38901-ATSR-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Income Fund	PAGE 3	38901-ATSR-1225

Putnam Income Fund
Class R5 [PINFX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$46	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R5 shares of Putnam Income Fund returned 6.65%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.
Putnam Income Fund	PAGE 1	38901-ATSR5-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R5	6.65	0.06	2.46
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Income Fund	PAGE 2	38901-ATSR5-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Income Fund	PAGE 3	38901-ATSR5-1225

Putnam Income Fund
Class R6 [PINHX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$39	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Putnam Income Fund returned 6.67%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.
Putnam Income Fund	PAGE 1	38901-ATSR6-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	6.67	0.12	2.52
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Income Fund	PAGE 2	38901-ATSR6-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Income Fund	PAGE 3	38901-ATSR6-1225

Putnam Income Fund
Class Y [PNCYX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$50	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class Y shares of Putnam Income Fund returned 6.75%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.
Putnam Income Fund	PAGE 1	38901-ATSY-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class Y	6.75	0.04	2.43
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Income Fund	PAGE 2	38901-ATSY-1225

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Income Fund	PAGE 3	38901-ATSY-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $133,574 in October 31, 2024 and $102,319 in October 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $11,021 in October 31, 2024 and $18,369 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $872,036 in October 31, 2024 and $1,820,011 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Income Fund
Financial Statements and Other Important Information
Annual | October 31,  2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 45
Notes to Financial Statements 50
Report of Independent Registered Public Accounting Firm 67
Tax Information 68
Changes In and Disagreements with Accountants 69
Results of Meeting(s) of Shareholders 69
Remuneration Paid to Directors, Officers and Others 69
Board Approval of Management and Subadvisory Agreements 69

Putnam Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.25 $5.05 $5.47 $6.88 $7.31
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.23 0.23 0.19 0.16
Net realized and unrealized gains (losses) ........... 0.09 0.36 (0.17) (1.33) (0.22)
Total from investment operations .................... 0.32 0.59 0.06 (1.14) (0.06)
Less distributions from:
Net investment income .......................... (0.44) (0.39) (0.48) (0.27) (0.14)
Net realized gains ............................. — — — — (0.23)
Total distributions ............................... (0.44) (0.39) (0.48) (0.27) (0.37)
Net asset value, end of year ....................... $5.13 $5.25 $5.05 $5.47 $6.88
Total return
c
................................... 6.47% 11.99% 0.80% (17.05)% (0.94)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.84% 0.86% 0.87% 0.86% 0.83%
Expenses net of waiver and payments by affiliates
d
...... 0.73% 0.74% 0.75% 0.75% 0.73%
Net investment income ........................... 4.49% 4.41% 4.32% 3.06% 2.30%
Supplemental data
Net assets , end of year (000’s) ..................... $390,257 $407,325 $421,321 $489,179 $705,423
Portfolio turnover rate ............................ 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.19 $4.99 $5.41 $6.81 $7.23
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.19 0.19 0.14 0.11
Net realized and unrealized gains (losses) ........... 0.08 0.37 (0.17) (1.32) (0.21)
Total from investment operations .................... 0.27 0.56 0.02 (1.18) (0.10)
Less distributions from:
Net investment income .......................... (0.40) (0.36) (0.44) (0.22) (0.09)
Net realized gains ............................. — — — — (0.23)
Total distributions ............................... (0.40) (0.36) (0.44) (0.22) (0.32)
Net asset value, end of year ....................... $5.06 $5.19 $4.99 $5.41 $6.81
Total return
c
................................... 5.54% 11.32% 0.04% (17.72)% (1.56)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.59% 1.61% 1.62% 1.61% 1.58%
Expenses net of waiver and payments by affiliates
d
...... 1.49% 1.49% 1.50% 1.50% 1.48%
Net investment income ........................... 3.74% 3.66% 3.60% 2.27% 1.55%
Supplemental data
Net assets , end of year (000’s) ..................... $19,743 $26,518 $29,291 $40,130 $75,865
Portfolio turnover rate ............................ 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class M
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.03 $4.85 $5.27 $6.65 $7.08
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.21 0.21 0.17 0.14
Net realized and unrealized gains (losses) ........... 0.08 0.35 (0.16) (1.29) (0.21)
Total from investment operations .................... 0.29 0.56 0.05 (1.12) (0.07)
Less distributions from:
Net investment income .......................... (0.42) (0.38) (0.47) (0.26) (0.13)
Net realized gains ............................. — — — — (0.23)
Total distributions ............................... (0.42) (0.38) (0.47) (0.26) (0.36)
Net asset value, end of year ....................... $4.90 $5.03 $4.85 $5.27 $6.65
Total return
c
................................... 6.31% 11.80% 0.59% (17.36)% (1.16)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.09% 1.11% 1.12% 1.11% 1.08%
Expenses net of waiver and payments by affiliates
d
...... 0.98% 0.99% 1.00% 1.00% 0.98%
Net investment income ........................... 4.24% 4.16% 4.06% 2.82% 2.05%
Supplemental data
Net assets , end of year (000’s) ..................... $30,493 $32,682 $34,081 $38,812 $53,418
Portfolio turnover rate ............................ 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.18 $4.98 $5.40 $6.81 $7.23
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.21 0.22 0.17 0.14
Net realized and unrealized gains (losses) ........... 0.08 0.37 (0.17) (1.32) (0.20)
Total from investment operations .................... 0.29 0.58 0.05 (1.15) (0.06)
Less distributions from:
Net investment income .......................... (0.42) (0.38) (0.47) (0.26) (0.13)
Net realized gains ............................. — — — — (0.23)
Total distributions ............................... (0.42) (0.38) (0.47) (0.26) (0.36)
Net asset value, end of year ....................... $5.05 $5.18 $4.98 $5.40 $6.81
Total return .................................... 6.09% 11.90% 0.58% (17.41)% (1.03)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.09% 1.11% 1.12% 1.11% 1.08%
Expenses net of waiver and payments by affiliates
c
...... 0.99% 0.99% 1.00% 1.00% 0.98%
Net investment income ........................... 4.24% 4.15% 4.09% 2.82% 2.05%
Supplemental data
Net assets , end of year (000’s) ..................... $4,237 $4,715 $6,266 $7,488 $11,023
Portfolio turnover rate ............................ 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.34 $5.12 $5.54 $6.97 $7.39
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.25 0.25 0.21 0.18
Net realized and unrealized gains (losses) ........... 0.08 0.38 (0.17) (1.35) (0.20)
Total from investment operations .................... 0.33 0.63 0.08 (1.14) (0.02)
Less distributions from:
Net investment income .......................... (0.45) (0.41) (0.50) (0.29) (0.17)
Net realized gains ............................. — — — — (0.23)
Total distributions ............................... (0.45) (0.41) (0.50) (0.29) (0.40)
Net asset value, end of year ....................... $5.22 $5.34 $5.12 $5.54 $6.97
Total return .................................... 6.65% 12.47% 1.05% (16.87)% (0.48)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.57% 0.57% 0.56% 0.55%
Expenses net of waiver and payments by affiliates
c
...... 0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income ........................... 4.78% 4.70% 4.58% 3.38% 2.57%
Supplemental data
Net assets , end of year (000’s) ..................... $3,518 $3,327 $3,173 $4,572 $5,843
Portfolio turnover rate ............................ 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.38 $5.16 $5.58 $7.02 $7.44
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.25 0.26 0.22 0.19
Net realized and unrealized gains (losses) ........... 0.08 0.39 (0.17) (1.37) (0.21)
Total from investment operations .................... 0.33 0.64 0.09 (1.15) (0.02)
Less distributions from:
Net investment income .......................... (0.45) (0.42) (0.51) (0.29) (0.17)
Net realized gains ............................. — — — — (0.23)
Total distributions ............................... (0.45) (0.42) (0.51) (0.29) (0.40)
Net asset value, end of year ....................... $5.26 $5.38 $5.16 $5.58 $7.02
Total return .................................... 6.67% 12.58% 1.20% (16.83)% (0.46)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.49% 0.50% 0.50% 0.49% 0.48%
Expenses net of waiver and payments by affiliates
c
...... 0.38% 0.38% 0.38% 0.38% 0.38%
Net investment income ........................... 4.85% 4.74% 4.66% 3.45% 2.65%
Supplemental data
Net assets , end of year (000’s) ..................... $105,691 $122,354 $170,838 $158,971 $202,650
Portfolio turnover rate ............................ 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.39 $5.17 $5.58 $7.02 $7.44
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.25 0.26 0.21 0.18
Net realized and unrealized gains (losses) ........... 0.09 0.38 (0.17) (1.37) (0.21)
Total from investment operations .................... 0.34 0.63 0.09 (1.16) (0.03)
Less distributions from:
Net investment income .......................... (0.45) (0.41) (0.50) (0.28) (0.16)
Net realized gains ............................. — — — — (0.23)
Total distributions ............................... (0.45) (0.41) (0.50) (0.28) (0.39)
Net asset value, end of year ....................... $5.28 $5.39 $5.17 $5.58 $7.02
Total return .................................... 6.75% 12.35% 1.19% (16.97)% (0.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.61% 0.62% 0.61% 0.58%
Expenses net of waiver and payments by affiliates
c
...... 0.48% 0.49% 0.50% 0.50% 0.48%
Net investment income ........................... 4.74% 4.67% 4.62% 3.25% 2.55%
Supplemental data
Net assets , end of year (000’s) ..................... $479,096 $536,620 $591,001 $1,223,027 $2,411,628
Portfolio turnover rate ............................ 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Schedule of Investments, October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 1,013,480 $ 25,418,078
Total Management Investment Companies (Cost $25,217,931) ..................
25,418,078
Principal
Amount
*
Corporate Bonds 40.3%
Aerospace & Defense 1.4%
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 1,100,000 1,141,874
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 1,745,000 1,798,650
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 145,000 136,961
Senior Bond, 3.625%, 2/01/31 ........................ United States 475,000 455,639
Senior Bond, 6.125%, 2/15/33 ........................ United States 1,472,000 1,586,844
Senior Bond, 3.6%, 5/01/34 .......................... United States 443,000 402,066
Senior Bond, 3.25%, 2/01/35 ......................... United States 262,000 228,498
Senior Bond, 6.875%, 3/15/39 ........................ United States 325,000 369,583
Senior Bond, 3.375%, 6/15/46 ........................ United States 797,000 570,925
Senior Bond, 3.9%, 5/01/49 .......................... United States 122,000 92,521
Senior Bond, 6.858%, 5/01/54 ........................ United States 767,000 873,934
Senior Bond, 3.95%, 8/01/59 ......................... United States 1,095,000 789,881
Senior Note, 2.196%, 2/04/26 ........................ United States 1,424,000 1,416,450
Senior Note, 2.7%, 2/01/27 .......................... United States 584,000 573,159
Senior Note, 6.259%, 5/01/27 ........................ United States 36,000 37,004
Senior Note, 6.298%, 5/01/29 ........................ United States 55,000 58,364
b
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 605,000 635,854
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 397,000 419,410
Senior Bond, 5.95%, 2/01/37 ......................... United States 453,000 493,440
Senior Note, 3%, 1/15/29 ........................... United States 1,183,000 1,143,497
b
Spirit AeroSystems, Inc. , Secured Note , 144A, 9.75% , 11/15/30 . United States 968,000 1,064,722
b
TransDigm, Inc. , Senior Secured Note , 144A, 6.875% , 12/15/30 United States 100,000 103,912
14,393,188
Automobile Components 0.0%
†
b,c
IHO Verwaltungs GmbH , Senior Secured Note , 144A, PIK,
6.375% , 5/15/29 ................................... Germany 250,000 249,284
Automobiles 0.3%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 181,000 193,521
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 1,195,000 1,268,072
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 918,000 943,440
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 485,000 486,239
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 481,000 496,019
3,387,291
Banks 6.2%
b
Australia & New Zealand Banking Group Ltd. ,
Sub. Bond, 144A, 4.4%, 5/19/26 ...................... Australia 482,000 482,419
Sub. Bond, 144A, 2.57% to 11/24/30, FRN thereafter, 11/25/35 Australia 1,145,000 1,026,345
Banco Santander SA , Sub. Bond , 5.179% , 11/19/25 .........
Spain 4,600,000 4,600,999
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 1,325,000 1,230,567
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 375,000 390,062
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,798,000 1,839,087

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 2,598,000 $ 2,438,531
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 3,510,000 3,512,588
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,620,000 1,694,829
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,190,000 1,227,704
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 636,000 635,217
b
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 577,000 524,077
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 965,000 972,119
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 810,000 842,261
Citigroup, Inc. ,
d
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 1,367,000 1,412,026
d
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 1,849,000 1,907,140
Sub. Bond, 4.45%, 9/29/27 .......................... United States 3,482,000 3,493,757
Sub. Bond, 4.75%, 5/18/46 .......................... United States 386,000 343,950
b
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 4.5%, 12/09/25 ..................... Australia 401,000 400,972
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 500,000 454,830
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 855,000 905,368
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 591,000 621,459
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 470,000 476,731
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 2,279,000 2,360,843
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,625,000 1,649,719
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 1,520,000 1,441,416
JPMorgan Chase & Co. ,
e
W, Junior Sub. Bond, FRN, 5.473%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 740,000 656,508
Senior Bond, 5.294% to 7/21/34, FRN thereafter, 7/22/35 ... United States 1,354,000 1,400,614
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 636,000 667,656
Senior Note, 4.323% to 4/25/27, FRN thereafter, 4/26/28 .... United States 5,131,000 5,148,285
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,619,000 1,673,184
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 2,057,000 1,934,524
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 647,000 687,381
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 415,000 430,567
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 1,772,000 1,318,454
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.85% ,
3/01/26 ......................................... Japan 747,000 746,570
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 285,000 292,878
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 2,951,000 2,931,353
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 922,000 922,511
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 885,000 935,872
e
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 410,000 411,511

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. ,
Senior Bond, 5.711% to 1/23/34, FRN thereafter, 1/24/35 ... United States 893,000 $ 936,291
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 1,143,000 1,181,584
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 734,000 634,549
Wells Fargo & Co. ,
d
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter,
Perpetual ....................................... United States 476,000 473,165
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 2,647,000 2,740,055
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 470,000 438,523
63,447,051
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................... United States 261,000 268,595
Senior Note, 4.8%, 3/15/29 .......................... United States 1,018,000 1,041,838
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 686,000 685,093
Senior Note, 5.25%, 3/02/30 ......................... United States 1,361,000 1,412,867
3,408,393
Broadline Retail 0.1%
b
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..... United States 1,080,000 1,141,973
Building Products 0.0%
†
b
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 70,000 73,584
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 445,000 452,960
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 15,000 15,309
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 70,000 71,843
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 120,000 115,827
729,523
Capital Markets 3.1%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 5,612,000 5,606,678
Senior Note, 7%, 1/15/27 ........................... United States 218,000 223,955
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 874,000 857,877
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.129% to 11/23/25, FRN
thereafter, 11/24/26 ................................ Germany 904,000 902,783
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 542,000 531,169
Goldman Sachs Group, Inc. (The) ,
d
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 350,000 344,320
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 1,133,000 1,129,828
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 400,000 340,258
Senior Note, 4.35%, 6/15/29 ......................... United States 655,000 660,850
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,370,000 1,430,198
Jefferies Financial Group, Inc. ,
Senior Note, 4.5%, 9/15/26 .......................... United States 1,355,000 1,361,357
Senior Note, 6.2%, 4/14/34 .......................... United States 733,000 769,511

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,161,000 $ 1,140,377
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 855,000 912,173
Senior Note, 5.2%, 3/15/30 .......................... United States 779,000 796,147
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,276,000 1,302,583
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 340,000 351,101
Sub. Bond, 4.35%, 9/08/26 .......................... United States 5,792,000 5,803,500
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 78,000 81,841
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 1,201,000 1,261,007
b
MSCI, Inc. ,
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 3,124,000 2,973,449
Senior Bond, 144A, 3.875%, 2/15/31 ................... United States 460,000 440,293
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 33,000 34,647
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 840,000 790,556
b
UBS Group AG , Senior Note , 144A, 1.305% to 2/01/26, FRN
thereafter , 2/02/27 ................................. Switzerland 617,000 612,372
30,658,830
Chemicals 0.3%
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 238,000 232,000
Senior Note, 6.665%, 7/15/27 ........................ United States 1,251,000 1,284,986
b
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 42,000 42,033
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 135,000 131,145
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 1,371,000 1,267,912
2,958,076
Commercial Services & Supplies 0.2%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 109,000 108,968
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 3.5% ,
9/01/28 ......................................... United States 115,000 112,549
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 772,000 799,456
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................ United States 179,000 180,005
Senior Bond, 5%, 3/01/34 ........................... United States 1,036,000 1,060,039
2,261,017
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 250,000 226,369
Senior Note, 4.85%, 8/15/30 ......................... United States 287,000 292,814
Senior Note, 5.2%, 8/15/32 .......................... United States 978,000 1,007,034
1,526,217
Construction & Engineering 0.2%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 1,758,000 1,838,161
Consumer Finance 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,581,000 1,459,541
Senior Bond, 3.4%, 10/29/33 ......................... Ireland 345,000 311,419
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 152,334

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
(continued)
Senior Note, 5.1%, 1/19/29 .......................... Ireland 1,240,000 $ 1,268,761
Senior Note, 4.625%, 9/10/29 ........................ Ireland 565,000 569,998
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 709,776
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 544,000 619,557
Senior Note, 4.75%, 6/09/27 ......................... United States 382,000 384,425
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 524,000 530,600
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 1,173,000 1,216,766
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,225,000 1,231,259
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 145,000 143,976
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 1,068,000 1,204,834
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 642,000 558,008
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 970,000 981,155
Senior Note, 4.125%, 8/17/27 ........................ United States 805,000 795,148
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 480,000 486,060
Senior Note, 4.2%, 10/27/28 ......................... United States 315,000 314,294
Senior Note, 5.8%, 1/07/29 .......................... United States 1,056,000 1,100,381
Senior Note, 4.9%, 10/06/29 ......................... United States 389,000 394,762
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 758,000 767,336
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 447,000 477,263
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........
United States 955,000 998,392
16,676,045
Consumer Staples Distribution & Retail 0.4%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 244,000 212,549
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 2,222,000 2,083,458
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 1,437,000 1,425,378
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 916,000 866,963
4,588,348
Containers & Packaging 0.5%
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 715,000 710,762
Senior Secured Note, 1.65%, 1/15/27 .................. United States 3,143,000 3,042,671
Senior Secured Note, 5.5%, 4/15/28 ................... United States 263,000 270,580
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 426,000 485,843
4,509,856
Distributors 0.0%
†
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 95,000 99,264
Diversified REITs 0.6%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 4%, 1/15/31 ........................... United States 377,000 360,913

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
GLP Capital LP / GLP Financing II, Inc., (continued)
Senior Bond, 6.75%, 12/01/33 ........................ United States 650,000 $ 705,651
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 460,000 475,907
Senior Note, 4.75%, 2/15/28 ......................... United States 1,339,000 1,350,943
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 844,000 835,988
Senior Note, 144A, 4.5% , 1/15/28 ..................... United States 1,605,000 1,605,409
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 972,000 950,101
6,284,912
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
Senior Bond, 4.35%, 3/01/29 ......................... United States 1,525,000 1,530,103
Senior Bond, 2.55%, 12/01/33 ........................ United States 774,000 657,613
Senior Bond, 4.5%, 3/09/48 .......................... United States 356,000 300,472
Senior Note, 1.65%, 2/01/28 ......................... United States 305,000 289,172
Senior Note, 4.1%, 2/15/28 .......................... United States 474,000 473,238
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 1,075,000 974,121
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,702,000 1,828,932
6,053,651
Electric Utilities 3.7%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 1,280,000 1,283,489
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 425,000 430,748
Senior Bond, 5.625%, 3/01/33 ........................ United States 572,000 603,270
N, Senior Note, 1%, 11/01/25 ........................ United States 515,000 515,000
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 430,000 388,211
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 750,000 774,986
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................... United States 1,774,000 1,850,958
Senior Bond, 5.8%, 6/15/54 .......................... United States 1,267,000 1,281,572
Senior Note, 4.85%, 1/05/29 ......................... United States 85,000 86,630
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 758,000 750,030
b
Enel Finance International NV ,
Senior Bond, 144A, 2.5%, 7/12/31 ..................... Italy 785,000 702,871
Senior Bond, 144A, 7.5%, 10/14/32 .................... Italy 1,255,000 1,448,403
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,078,000 1,105,981
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 709,000 743,165
Senior Note, 5.15%, 3/15/29 ......................... United States 1,242,000 1,277,802
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 425,000 427,934
Georgia Power Co. ,
Senior Bond, 4.7%, 5/15/32 .......................... United States 401,000 406,754
Senior Bond, 4.95%, 5/17/33 ......................... United States 829,000 846,738
Senior Bond, 5.25%, 3/15/34 ......................... United States 297,000 306,764
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 1,500,000 1,468,841
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 805,000 833,486
Senior Note, 5.3%, 3/15/32 .......................... United States 2,585,000 2,697,742

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 980,000 $ 1,009,715
Senior Secured Note, 144A, 2%, 12/02/25 ............... United States 868,000 865,246
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 4.95% ,
9/15/52 ......................................... United States 1,648,000 1,511,257
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 1,117,000 1,169,715
Senior Bond, 6.95%, 3/15/34 ......................... United States 543,000 603,184
Senior Bond, 4.95%, 7/01/50 ......................... United States 545,000 469,553
Senior Bond, 6.75%, 1/15/53 ......................... United States 245,000 265,031
Senior Note, 6.1%, 1/15/29 .......................... United States 1,834,000 1,913,875
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 115,000 113,876
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 642,000 678,052
Senior Note, 5.5%, 3/15/29 .......................... United States 763,000 793,615
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 691,000 701,634
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 1,370,000 1,366,609
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 115,000 112,988
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 915,000 906,369
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 1,188,000 1,322,464
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 769,000 807,309
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 904,000 897,186
Senior Secured Note, 144A, 4.6%, 10/15/30 ............. United States 250,000 248,546
Xcel Energy, Inc. ,
Senior Bond, 5.45%, 8/15/33 ......................... United States 880,000 912,870
Senior Bond, 5.6%, 4/15/35 .......................... United States 1,590,000 1,650,647
38,551,116
Electrical Equipment 0.2%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 2,007,000 1,979,132
Electronic Equipment, Instruments & Components 0.1%
f
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ............... United States 1,075,000 1,063,338
Energy Equipment & Services 0.0%
†
Patterson-UTI Energy, Inc. , Senior Bond , 5.15% , 11/15/29 .....
United States 403,000 404,466
Entertainment 0.1%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 1,365,000 1,425,637
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 1,209,000 1,192,589
Global Payments, Inc. , Senior Note , 1.2% , 3/01/26 ..........
United States 286,000 282,944
Petronas Capital Ltd. ,
b
Senior Note, 144A, 4.95%, 1/03/31 .................... Malaysia 930,000 961,253
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,180,000 1,230,716
3,667,502
Food Products 0.9%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 1,160,000 1,207,856

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 1,324,000 $ 1,269,756
Senior Note, 5.75%, 4/01/33 ......................... United States 300,000 312,707
Senior Note, 6.75%, 3/15/34 ......................... United States 1,183,000 1,305,888
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 1,040,000 1,089,473
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 153,000 135,271
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 241,000 277,510
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 330,000 368,165
Senior Bond, 4.625%, 10/01/39 ....................... United States 330,000 300,596
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 595,000 606,820
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 1,120,000 1,140,410
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 305,000 314,004
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 126,000 128,496
Senior Note, 144A, 5%, 3/01/32 ...................... United States 495,000 508,846
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 645,000 662,262
9,628,060
Gas Utilities 0.1%
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 469,000 486,427
Ground Transportation 0.7%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 1,995,000 1,992,680
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 505,000 448,138
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 370,000 391,404
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 1,546,000 1,550,019
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 759,000 776,555
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 1,402,000 1,441,449
6,600,245
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 413,000 421,506
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 115,000 111,772
533,278
Health Care Providers & Services 1.2%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 1,380,000 1,185,054
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 1,425,000 1,499,422
Senior Bond, 4.78%, 3/25/38 ......................... United States 1,802,000 1,694,053
Senior Note, 5%, 9/15/32 ........................... United States 757,000 769,228
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 960,000 995,530
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 25,000 25,942
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 597,000 597,606
Senior Bond, 4.5%, 2/15/27 .......................... United States 302,000 302,484

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc., (continued)
Senior Bond, 5.6%, 4/01/34 .......................... United States 731,000 $ 761,289
Senior Bond, 6%, 4/01/54 ........................... United States 962,000 975,867
Senior Note, 3.625%, 3/15/32 ........................ United States 334,000 314,445
Senior Note, 4.6%, 11/15/32 ......................... United States 525,000 521,895
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 1,700,000 1,753,922
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 874,000 892,511
Senior Secured Note, 5.849%, 5/08/29 ................. United States 406,000 424,291
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 235,000 244,011
12,957,550
Health Care Technology 0.0%
†
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 365,000 380,883
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 80,000 82,628
Hotels, Restaurants & Leisure 1.4%
b
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 3.5% , 2/15/29 ............................... Canada 115,000 110,942
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 115,000 110,817
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 6%, 10/15/32 ..................... United States 1,000,000 954,838
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 100,000 102,955
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,310,000 1,327,014
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,325,000 1,365,611
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 840,000 863,968
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 3,214,000 3,163,734
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 460,000 473,247
Senior Note, 5.375%, 12/15/31 ....................... United States 310,000 317,649
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 769,000 763,254
Royal Caribbean Cruises Ltd. ,
Senior Bond, 5.375%, 1/15/36 ........................ United States 290,000 292,116
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 1,719,000 1,774,472
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 981,000 1,007,442
b
Viking Cruises Ltd. , Senior Note , 144A, 9.125% , 7/15/31 ...... United States 1,000,000 1,072,039
13,700,098
Household Durables 0.6%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 1,392,000 1,408,635
Senior Bond, 5.5%, 10/15/35 ......................... United States 2,510,000 2,607,772
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 255,000 254,885
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 773,000 775,521
Senior Bond, 3.8%, 11/01/29 ......................... United States 864,000 847,457
5,894,270
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 450,000 469,882

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 236,000 $ 234,524
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,423,000 1,520,297
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 320,000 348,338
Senior Bond, 6.5%, 10/01/53 ......................... United States 785,000 869,533
Senior Bond, 5.75%, 3/15/54 ......................... United States 485,000 492,653
Senior Note, 5.6%, 3/01/28 .......................... United States 1,245,000 1,287,076
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 360,000 356,423
A, Senior Note, 4.25%, 10/01/30 ...................... United States 200,000 198,931
5,777,657
Insurance 1.4%
Aon Global Ltd. , Senior Bond , 4.25% , 12/12/42 .............
United States 820,000 697,942
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 709,867
b
Athene Global Funding ,
Secured Bond, 144A, 2.55%, 11/19/30 ................. United States 391,000 353,975
Secured Note, 144A, 1.73%, 10/02/26 .................. United States 1,031,000 1,008,473
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 1,439,000 1,481,263
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 871,000 889,861
Athene Holding Ltd. , Senior Bond , 5.875% , 1/15/34 ..........
United States 469,000 487,191
Brown & Brown, Inc. ,
Senior Bond, 5.55%, 6/23/35 ......................... United States 541,000 557,171
Senior Note, 4.9%, 6/23/30 .......................... United States 1,124,000 1,139,930
Senior Note, 5.25%, 6/23/32 ......................... United States 405,000 415,395
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 537,000 540,982
b
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 307,000 291,374
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 332,000 338,189
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 917,000 942,181
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 1,104,000 1,153,374
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 504,000 510,697
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 885,000 917,568
12,435,433
Interactive Media & Services 0.5%
Meta Platforms, Inc. ,
Senior Bond, 5.625%, 11/15/55 ....................... United States 1,540,000 1,529,701
Senior Bond, 5.75%, 5/15/63 ......................... United States 1,758,000 1,754,032
Senior Bond, 5.55%, 8/15/64 ......................... United States 369,000 357,605
Senior Note, 4.6%, 11/15/32 ......................... United States 800,000 804,256
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 1,000,000 1,023,675
5,469,269
IT Services 0.3%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,110,000 2,017,612
b
Gartner, Inc. ,
Senior Bond, 144A, 3.75%, 10/01/30 ................... United States 1,063,000 1,006,044
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 185,000 177,653
3,201,309

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 867,000 $ 754,645
Senior Bond, 5.1%, 4/01/52 .......................... United States 1,039,000 839,109
Senior Note, 5.85%, 3/18/29 ......................... United States 830,000 857,773
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 110,000 106,759
2,558,286
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 819,000 821,345
Machinery 0.1%
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 1,176,000 1,186,319
b
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ............... United States 110,000 108,060
1,294,379
Media 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.05%, 3/30/29 .................. United States 299,000 302,071
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 415,000 414,034
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 245,000 191,853
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 30,000 30,020
Interpublic Group of Cos., Inc. (The) , Senior Bond , 2.4% , 3/01/31
United States 391,000 350,307
b
McGraw-Hill Education, Inc. , Senior Secured Note , 144A, 5.75% ,
8/01/28 ......................................... United States 52,000 51,933
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 1,100,000 1,077,633
Senior Bond, 4.95%, 1/15/31 ......................... United States 215,000 210,890
Senior Bond, 4.375%, 3/15/43 ........................ United States 630,000 477,398
Senior Note, 3.7%, 6/01/28 .......................... United States 319,000 312,869
b
Sirius XM Radio LLC , Senior Bond , 144A, 4.125% , 7/01/30 .... United States 125,000 117,768
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 1,937,000 2,247,448
5,784,224
Metals & Mining 0.4%
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 115,000 108,774
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 1,493,000 1,366,577
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 984,000 1,026,583
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 721,000 757,679
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 1,027,000 1,108,081
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 92,000 93,223
4,460,917
Multi-Utilities 0.7%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 757,000 776,130
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 620,000 627,336
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 684,000 727,518
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 855,000 882,676
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 684,000 671,735
Sempra, Inc. ,
Senior Bond, 3.25%, 6/15/27 ......................... United States 1,336,000 1,314,295

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Sempra, Inc., (continued)
Senior Bond, 5.5%, 8/01/33 .......................... United States 850,000 $ 889,358
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 340,000 342,211
6,231,259
Oil, Gas & Consumable Fuels 3.3%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 947,000 877,925
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 90,000 90,686
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 856,000 963,182
b
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 935,000 955,370
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 562,000 513,707
Senior Note, 4.5%, 10/01/29 ......................... United States 2,912,000 2,913,695
Senior Note, 4%, 3/01/31 ........................... United States 72,000 69,544
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 915,000 968,892
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 1,599,000 1,720,322
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 1,515,000 1,568,406
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 1,055,000 1,113,401
Senior Bond, 5.65%, 10/15/54 ........................ United States 405,000 398,888
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 456,000 445,808
Energy Transfer LP ,
d
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,817,000 1,816,795
Senior Bond, 5.75%, 2/15/33 ......................... United States 388,000 406,377
Senior Note, 5.25%, 7/01/29 ......................... United States 1,424,000 1,465,676
b
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 115,000 112,103
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 600,000 617,192
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 1,976,000 2,288,148
Senior Note, 5%, 2/01/29 ........................... United States 128,000 130,911
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 105,000 105,865
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 20,000 22,406
Senior Bond, 6.2%, 3/15/40 .......................... United States 93,000 95,333
Senior Note, 8.5%, 7/15/27 .......................... United States 2,685,000 2,829,568
Senior Note, 5.2%, 8/01/29 .......................... United States 328,000 335,139
ONEOK, Inc. ,
Senior Bond, 6.35%, 1/15/31 ......................... United States 310,000 332,103
Senior Note, 4.75%, 10/15/31 ........................ United States 665,000 665,347
b
Senior Note, 144A, 6.5%, 9/01/30 ..................... United States 85,000 90,978
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 500,000 510,970
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 460,000 391,575
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 5.026%, 10/01/29 ....................... Canada 1,325,000 1,339,205
Senior Note, 5.584%, 10/01/34 ....................... Canada 624,000 626,620
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 1,076,000 1,077,080
Senior Bond, 4.875%, 2/01/31 ........................ United States 938,000 940,449

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 110,000 $ 106,717
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 2,600,000 2,654,384
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 230,000 236,329
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 618,000 630,613
Senior Note, 4.9%, 8/01/30 .......................... United States 583,000 588,524
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 975,000 1,012,263
34,028,496
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 457,000 449,699
Senior Note, 144A, 4.95%, 6/30/32 .................... United States 805,000 825,694
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 1,130,000 942,121
2,217,514
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,790,000 1,785,648
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 1,331,000 1,319,593
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 460,000 466,187
Senior Note, 4.9%, 3/22/33 .......................... United States 1,720,000 1,738,754
3,524,534
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co. ,
Senior Bond, 5.2%, 2/22/34 .......................... United States 744,000 773,213
Senior Note, 4.9%, 2/22/29 .......................... United States 1,685,000 1,729,532
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 613,000 620,608
Senior Bond, 5.3%, 5/19/53 .......................... United States 854,000 826,658
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 1,780,000 1,911,277
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 1,168,000 1,194,557
Senior Bond, 5.2%, 9/25/35 .......................... United States 260,000 260,577
Senior Note, 5.15%, 9/02/29 ......................... United States 982,000 1,007,435
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 200,000 201,399
Senior Note, 8.125%, 9/15/31 ........................ Israel 220,000 252,448
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 233,000 252,614
Zoetis, Inc. ,
Senior Bond, 2%, 5/15/30 ........................... United States 244,000 222,317
Senior Bond, 5%, 8/17/35 ........................... United States 2,335,000 2,359,914
11,612,549
Professional Services 0.2%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 195,000 202,989

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Professional Services (continued)
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,510,000 $ 1,553,047
1,756,036
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. , Senior Note , 5.05% , 7/12/29 ...............
United States 434,000 447,029
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 365,000 378,802
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 1,392,000 1,485,193
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 550,000 579,434
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 1,685,000 1,628,290
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 637,000 665,317
Senior Note, 4.75%, 7/15/30 ......................... United States 135,000 136,675
Senior Note, 5.95%, 9/15/33 ......................... United States 520,000 556,036
5,876,776
Software 0.7%
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 842,000 767,750
Senior Bond, 3.65%, 3/25/41 ......................... United States 1,308,000 1,016,368
Senior Bond, 4%, 11/15/47 .......................... United States 48,000 35,870
Senior Bond, 3.95%, 3/25/51 ......................... United States 330,000 235,438
Senior Note, 1.65%, 3/25/26 ......................... United States 337,000 333,738
Senior Note, 2.3%, 3/25/28 .......................... United States 2,276,000 2,177,026
Senior Note, 4.45%, 9/26/30 ......................... United States 570,000 565,425
Senior Note, 4.8%, 9/26/32 .......................... United States 760,000 752,394
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 412,000 361,288
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 1,185,000 1,204,242
Senior Bond, 5.7%, 4/01/55 .......................... United States 90,000 90,994
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 466,000 456,453
7,996,986
Specialized REITs 1.1%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 .......................... United States 1,095,000 1,034,134
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,651,000 1,507,589
Senior Note, 2.75%, 1/15/27 ......................... United States 1,724,000 1,695,490
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 953,000 943,454
Senior Bond, 3.8%, 2/15/28 .......................... United States 777,000 768,884
Senior Note, 4.9%, 9/01/29 .......................... United States 1,151,000 1,168,030
EPR Properties ,
Senior Bond, 4.5%, 6/01/27 .......................... United States 407,000 407,139
Senior Bond, 3.6%, 11/15/31 ......................... United States 498,000 460,142
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 2,563,000 2,460,000
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 1,255,000 1,333,787
SBA Communications Corp. , Senior Note , 3.125% , 2/01/29 ....
United States 120,000 113,532
11,892,181
Specialty Retail 0.2%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 1,000,000 1,047,348

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 730,000 $ 670,479
Senior Bond, 4.1%, 1/15/52 .......................... United States 1,055,000 787,835
2,505,662
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 786,000 790,714
Senior Note, 4.85%, 10/15/31 ........................ United States 914,000 923,763
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 890,000 914,075
2,628,552
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 88,000 89,669
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 250,000 226,064
Senior Bond, 5.5%, 3/11/35 .......................... United States 841,000 856,880
Senior Note, 5.1%, 3/11/30 .......................... United States 694,000 711,147
1,883,760
Tobacco 0.4%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 1,185,000 1,171,060
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 2,232,000 2,304,756
Senior Note, 4.375%, 4/30/30 ........................ United States 390,000 391,573
Senior Note, 4.75%, 11/01/31 ........................ United States 780,000 793,918
4,661,307
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 1,494,000 1,535,992
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,552,000 1,588,809
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 960,000 974,886
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 110,000 108,626
b
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 ........ United States 105,000 105,046
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 115,000 113,455
4,426,814
Wireless Telecommunication Services 1.0%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 1,882,000 1,916,826
Senior Note, 3.8%, 3/15/32 .......................... Canada 580,000 546,853
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 765,000 819,151
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 1,535,000 1,606,920
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 334,000 339,771
Senior Bond, 5.75%, 1/15/54 ......................... United States 243,000 242,097
Senior Note, 3.75%, 4/15/27 ......................... United States 1,976,000 1,965,335
Senior Note, 3.375%, 4/15/29 ........................ United States 1,307,000 1,270,669
Senior Note, 3.875%, 4/15/30 ........................ United States 34,000 33,313
Senior Note, 6.7%, 12/15/33 ......................... United States 705,000 788,868

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
b
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.75% ,
7/15/31 ......................................... United Kingdom 210,000 $ 194,527
9,724,330
Total Corporate Bonds (Cost $410,913,728) ...................................
416,120,933
g
Senior Floating Rate Interests 3.3%
Aerospace & Defense 0.1%
h
TransDigm, Inc., First Lien, CME Term Loan, L, 6.502%, (3-month
SOFR + 2.5%), 1/19/32 ............................. United States 1,069,200 1,071,109
Air Freight & Logistics 0.0%
†
h
Rand Parent LLC, First Lien, CME Term Loan, B, 7.002%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 268,523 264,048
Broadline Retail 0.1%
f,h
Peer Holding III BV, First Lien, CME Term Loan, B8, 6.017%,
(12-month SOFR + 2.25%), 9/29/32 .................... Netherlands 457,217 458,075
Building Products 0.0%
†
h
TAMKO Building Products LLC, First Lien, 2024 CME Term Loan,
6.663%, (3-month SOFR + 2.75%; 6-month SOFR + 2.75%),
9/20/30 ......................................... United States 347,375 348,785
Capital Markets 0.1%
f,h
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.197%, (3-month SOFR + 2%), 12/15/31 ................ United States 1,000,000 991,935
h
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.715%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 299,225 295,734
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.162%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 103,172 103,221
398,955
a a a a a a
h
Commercial Services & Supplies 0.2%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.465%,
(1-month SOFR + 1.5%), 9/24/32 ...................... United States 998,594 1,003,512
f
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.856%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 1,000,000 995,625
1,999,137
a a a a a a
Containers & Packaging 0.1%
h
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.838%, (3-month SOFR + 3%), 9/30/32 ......... United States 494,560 494,352
h
Electric Utilities 0.2%
f
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.965%, (1-month SOFR + 2%), 9/30/31 ................ United States 1,000,000 1,002,385
f
Constellation Renewables LLC, First Lien, CME Term Loan,
6.449%, (3-month SOFR + 2.25%), 12/15/27 ............. United States 630,738 631,132
1,633,517
a a a a a a
h
Entertainment 0.2%
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.767%, (12-month SOFR + 2%), 10/21/32 ............ United States 813,008 814,024

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Entertainment (continued)
f
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.829%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 1,000,000 $ 979,820
1,793,844
a a a a a a
h
Financial Services 0.2%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.87%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 1,000,000 996,785
f
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B, 5.509%, (12-month SOFR + 1.75%), 10/04/32 ..... United States 354,610 354,500
f
GC Ferry Acquisition I, Inc., First Lien, Initial CME Term Loan,
7.711%, (3-month SOFR + 3.5%), 8/16/32 ............... United States 854,167 853,872
2,205,157
a a a a a a
Ground Transportation 0.2%
h
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.752%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 2,069,200 2,066,438
Health Care Equipment & Supplies 0.1%
f,h
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.965%, (1-month SOFR + 2%), 10/23/28 ........... United States 1,000,000 1,001,915
h
Hotels, Restaurants & Leisure 0.7%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.715%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 997,475 995,964
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
6.215%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 1,069,146 1,061,795
f
Entain Holdings Gibraltar Ltd., First Lien, CME Term Loan, B,
6.252%, (3-month SOFR + 2.25%), 10/31/29 ............. United Kingdom 1,000,000 1,001,645
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.215%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 992,288 992,541
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.752%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 1,000,000 997,250
f
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.465%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 1,122,159 1,125,632
f
Raising Cane's Restaurants LLC, First Lien, CME Term Loan, B,
5.683%, (12-month SOFR + 2%), 10/25/32 ............... United States 709,939 709,790
6,884,617
a a a a a a
Household Durables 0.1%
h
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.252%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 965,361 969,237
h
Independent Power and Renewable Electricity Producers 0.2%
f
Calpine Corp., First Lien, 2024 CME Term Loan, 5.715%,
(1-month SOFR + 1.75%), 1/31/31 ..................... United States 1,000,000 1,000,275
f
Talen Energy Supply LLC, First Lien, CME Term Loan, B, 5.759%,
(12-month SOFR + 2%), 10/12/32 ..................... United States 1,012,732 1,013,365
2,013,640
a a a a a a
Insurance 0.1%
h
USI, Inc., First Lien, 2024-D CME Term Loan, 6.252%, (3-month
SOFR + 2.25%), 11/21/29 ........................... United States 1,059,300 1,061,816
h
Media 0.2%
f
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 6.235%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 1,000,000 999,490

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Media (continued)
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.82%, (3-month SOFR + 5.25%), 8/02/29 ........ United States 32,116 $ 32,210
f
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.465%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 1,000,000 1,002,110
2,033,810
a a a a a a
Oil, Gas & Consumable Fuels 0.1%
f,h
CQP Holdco LP, First Lien, Initial CME Term Loan, 6.002%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 1,000,000 1,003,010
h
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 7.134%, (3-month SOFR + 3.25%), 5/28/32 ..... United States 119,400 119,997
f
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.134%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 1,000,000 1,002,275
1,122,272
a a a a a a
Professional Services 0.1%
f,h
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.683%, (12-month SOFR + 2%), 5/09/31 ................ United States 975,610 978,863
h
Software 0.2%
f
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.715%, (1-month SOFR + 1.75%), 4/16/32 United States 1,000,000 999,530
Proofpoint, Inc., First Lien, CME Term Loan, 6.965%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 102,638 103,267
UKG, Inc., First Lien, Initial CME Term Loan, 6.338%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 1,047,068 1,048,131
2,150,928
a a a a a a
Textiles, Apparel & Luxury Goods 0.0%
†
h
Samsonite Group SA, First Lien, CME Term Loan, B, 5.683%,
(12-month SOFR + 2%), 10/01/32 ..................... United States 387,597 388,081
Trading Companies & Distributors 0.0%
†
f,h
QXO Building Products, Inc., First Lien, CME Term Loan, B,
6.183%, (12-month SOFR + 2.5%), 4/30/32 .............. United States 174,673 175,184
Total Senior Floating Rate Interests (Cost $33,476,398) ........................
33,508,725
Foreign Government and Agency Securities 2.6%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 400,000 418,455
b
Benin Government Bond ,
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 431,000 EUR 477,287
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 210,000 EUR 226,726
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,188,000 1,142,143
Senior Bond, 6%, 10/20/33 ........................... Brazil 290,000 297,250
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 300,000 301,781
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 200,000 EUR 238,905
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 200,000 212,240
Senior Note, 4.85%, 1/22/29 ......................... Chile 530,000 542,667
Colombia Government Bond ,
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 700,000 615,720

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond, (continued)
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 560,000 $ 595,252
Comision Federal de Electricidad ,
b
Senior Bond, Reg S, 3.875%, 7/26/33 .................. Mexico 800,000 709,050
Corp. Nacional del Cobre de Chile ,
b
Senior Bond, 144A, 6.33%, 1/13/35 .................... Chile 510,000 545,394
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 600,000 609,480
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 640,000 614,752
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 350,000 356,003
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 340,000 305,208
b,d
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 210,000 243,404
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 780,000 842,400
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 720,000 797,850
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 650,000 665,172
Indonesia Government Bond ,
b
Senior Bond, Reg S, 4.35%, 1/08/27 ................... Indonesia 1,075,000 1,080,023
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 810,000 789,863
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 650,000 643,260
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 1,250,000 1,120,375
Panama Government Bond ,
Senior Note, 7.5%, 3/01/31 .......................... Panama 830,000 920,885
b
Paraguay Government Bond ,
Senior Bond, 144A, 3.849%, 6/28/33 ................... Paraguay 690,000 651,877
Senior Bond, Reg S, 4.7%, 3/27/27 .................... Paraguay 650,000 654,641
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 1,420,000 1,316,056
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 650,000 667,776
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 360,000 359,916
Philippines Government Bond ,
Senior Bond, 5.5%, 2/04/35 .......................... Philippines 910,000 970,018
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 700,000 682,661
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 600,000 EUR 682,200
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 950,000 933,110
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 550,000 556,860
Senior Bond, 4.85%, 9/30/29 ......................... South Africa 330,000 330,096
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 210,000 216,656
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 620,000 626,804
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 910,000 911,243
c
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 1,300,000 1,564,628
b
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 560,000 608,417
Total Foreign Government and Agency Securities (Cost $26,007,468) ............
27,044,504

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 12.7%
Capital Markets 0.2%
b,h
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.355% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 2,000,000 $ 2,009,092
Commercial Services & Supplies 0.1%
b,h
Trestles CLO IV Ltd. , 2021-4A , A , 144A, FRN , 5.302% , ( 3-month
SOFR + 1.432% ), 7/21/34 . ........................... United States 1,350,000 1,351,501
Consumer Finance 2.5%
BA Credit Card Trust , 2024-A1 , A , 4.93% , 5/15/29 . ..........
United States 5,680,000 5,768,828
Capital One Prime Auto Receivables Trust ,
2022-1, A3, 3.17%, 4/15/27 .......................... United States 766,455 765,202
f
2025-1, A3, 3.85%, 7/15/30 .......................... United States 605,000 605,911
b
Carvana Auto Receivables Trust , 2023-P3 , A3 , 144A, 5.82% ,
8/10/28 . ......................................... United States 593,559 597,355
GM Financial Consumer Automobile Receivables Trust ,
2023-1, A3, 4.66%, 2/16/28 .......................... United States 431,996 433,054
2024-2, A3, 5.1%, 3/16/29 ........................... United States 2,147,000 2,164,213
Harley-Davidson Motorcycle Trust , 2024-A , A3 , 5.37% , 3/15/29 .
United States 1,437,914 1,451,333
Hyundai Auto Receivables Trust ,
2023-A, A3, 4.58%, 4/15/27 .......................... United States 692,220 692,870
2024-A, A3, 4.99%, 2/15/29 .......................... United States 4,042,000 4,078,237
h
2025-C, A2B, FRN, 4.584%, (30-day SOFR Average + 0.35%),
7/17/28 ......................................... United States 3,863,000 3,865,832
Toyota Auto Receivables Owner Trust ,
2023-C, A3, 5.16%, 4/17/28 .......................... United States 677,401 681,378
2024-A, A3, 4.83%, 10/16/28 ......................... United States 2,744,790 2,760,542
h
2025-D, A2B, FRN, 4.497%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 1,044,000 1,044,321
World Omni Auto Receivables Trust , 2025-C , A3 , 4.08% ,
11/15/30 . ........................................ United States 1,037,000 1,040,852
25,949,928
a a a a a a
Financial Services 9.9%
b,h
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 750,000 752,414
b,h
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.207% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,850,000 1,855,107
b,h
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.31% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 800,000 801,982
b,h
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.378% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 1,500,000 1,504,787
b,h
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.444% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 551,000 552,944
b,h
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.007% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 900,000 900,852
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 882,000 897,916
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 1,028,770 1,058,155
b,h
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.488% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 403,451 403,823
b,h
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 1.33% ), 1/17/35 . ................ Jersey 2,500,000 2,500,000
b,h
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 1,750,000 1,755,743
b,h
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.514% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 1,500,000 1,507,208

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,h
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 400,000 $ 400,474
b,h
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.533% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 1,196,000 1,196,894
CarMax Auto Owner Trust , 2024-2 , A3 , 5.5% , 1/16/29 . ........
United States 1,592,000 1,614,017
b,h
Cathedral Lake VIII Ltd. , 2021-8A , A1 , 144A, FRN , 5.366% ,
( 3-month SOFR + 1.482% ), 1/20/35 . ................... United States 1,880,000 1,882,279
b,h
CBAM Ltd. ,
2017-2A, AR, 144A, FRN, 5.333%, (3-month SOFR + 1.452%),
7/17/34 ......................................... United States 1,650,000 1,651,877
2020-12A, AR, 144A, FRN, 5.326%, (3-month SOFR +
1.442%), 7/20/34 .................................. United States 750,000 750,844
b
Chase Auto Owner Trust , 2024-1A , A3 , 144A, 5.13% , 5/25/29 . .. United States 3,926,115 3,960,127
b,h
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.225%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 1,500,000 1,504,444
2020-1A, A1R, 144A, FRN, 5.316%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 2,520,000 2,523,136
2021-4A, AR, 144A, FRN, 5.22%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 1,650,000 1,654,578
2021-7A, AR, 144A, FRN, 4.95%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 3,967,000 3,969,847
b
Citizens Auto Receivables Trust , 2023-2 , A3 , 144A, 5.83% ,
2/15/28 . ......................................... United States 330,298 332,767
b
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 1,451,000 1,458,956
2025-1A, A1, 144A, 5.316%, 5/25/50 ................... United States 504,000 512,271
f
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 2,094,000 2,101,210
b,h
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,276
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 2,660,000 2,665,822
b,h
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.364% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 1,600,000 1,607,320
b,h
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 4.804%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 235,417 235,673
2021-13A, A1R, 144A, FRN, 4.965%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 700,000 700,412
b,h
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 1,250,000 1,255,625
b,h
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.25% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 1,500,000 1,504,264
b,h
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 1,400,000 1,405,567
b,h
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.264% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,700,000 1,704,859
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 302,632 303,292
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 5,827,000 5,877,221
2024-B, A3, 5.1%, 4/15/29 ........................... United States 3,669,000 3,717,531
b,h
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.384% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 1,500,000 1,507,275
b
GreenState Auto Receivables Trust , 2024-1A , A3 , 144A, 5.19% ,
1/16/29 . ......................................... United States 2,000,000 2,014,431
b
GS Mortgage-Backed Securities Trust , 2025-CES2 , A1 , 144A,
5.18% , 9/25/55 . ................................... United States 222,091 222,379

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
Honda Auto Receivables Owner Trust , 2023-3 , A3 , 5.41% ,
2/18/28 . ......................................... United States 2,061,987 $ 2,077,446
b,h
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.291% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 2,500,000 2,501,222
b,h
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.655% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 1,150,000 1,153,842
b
LAD Auto Receivables Trust , 2023-3A , A3 , 144A, 6.12% , 9/15/27 . United States 41,063 41,086
b,h
Magnetite XXXVII Ltd. , 2023-37A , A , 144A, FRN , 5.534% ,
( 3-month SOFR + 1.65% ), 10/20/36 . ................... United States 500,000 500,000
b,h
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.246% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 2,819 2,824
b,h
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.456% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 246,669 246,972
b,h
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.257% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 1,000,000 1,002,927
b
NRZ Excess Spread-Collateralized Notes , 2020-PLS1 , A , 144A,
3.844% , 12/25/25 . ................................. United States 358,861 358,052
b,h
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.255% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 1,089,000 1,091,160
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 1,706,000 1,717,121
b,h
Ready Capital Mortgage Financing LLC ,
2021-FL7, A, 144A, FRN, 5.306%, (1-month SOFR + 1.314%),
11/25/36 ........................................ United States 171,100 170,790
2021-FL7, AS, 144A, FRN, 5.606%, (1-month SOFR + 1.614%),
11/25/36 ........................................ United States 3,900,000 3,896,141
b,h
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.295% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 1,150,000 1,153,154
b,h
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.408% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 1,900,000 1,909,199
b,h
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 2,460,000 2,462,783
b,h
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.27% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 1,000,000 1,001,196
b,h
TICP CLO XII Ltd. , 2018-12A , BR , 144A, FRN , 5.816% , ( 3-month
SOFR + 1.912% ), 7/15/34 . ........................... United States 1,950,000 1,957,654
b,h
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.977% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 2,500,000 2,502,585
b,h
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 5.104% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 750,000 750,916
b
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 1,415,799 1,415,528
b,h
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 3,100,000 3,103,245
b,h
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.426% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 87,674 87,743
b,h
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.346% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 569,905 570,351
b,h
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.234% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 1,850,000 1,855,123
b,h
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 5.1% , ( 3-month
SOFR + 1.23% ), 1/20/35 . ............................ United States 1,200,000 1,201,465
b,h
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 5.705%, (3-month SOFR + 1.8%),
1/15/37 ......................................... United States 1,500,000 1,508,101

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,h
Wise CLO Ltd., (continued)
2024-2A, A, 144A, FRN, 5.365%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 750,000 $ 751,313
101,966,538
a a a a a a
Total Asset-Backed Securities (Cost $130,525,100) ............................
131,277,059
Commercial Mortgage-Backed Securities 5.4%
Financial Services 5.4%
b,h
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.431% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 508,956 509,394
i
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.273% , 9/15/48 .............................. United States 4,306,000 4,162,088
i,j
BANK ,
2018-BN13, XA, IO, FRN, 0.457%, 8/15/61 .............. United States 153,396,573 1,655,502
2020-BN26, XA, IO, FRN, 1.19%, 3/15/63 ............... United States 38,152,977 1,466,944
i
Bank of America Merrill Lynch Commercial Mortgage Trust , 2016-
UB10 , C , FRN , 4.819% , 7/15/49 ....................... United States 167,000 161,508
b
Barclays Commercial Mortgage Trust ,
2019-C5, D, 144A, 2.5%, 11/15/52 ..................... United States 528,000 402,903
i
2019-C5, F, 144A, FRN, 2.575%, 11/15/52 ............... United States 4,179,000 2,522,614
i,j
BBCMS Mortgage Trust , 2024-5C29 , XA , IO, FRN , 1.599% ,
9/15/57 ......................................... United States 22,869,994 1,220,686
b,i
CFCRE Commercial Mortgage Trust ,
2011-C2, D, 144A, FRN, 5.249%, 12/15/47 ............... United States 113,793 112,194
2011-C2, E, 144A, FRN, 5.249%, 12/15/47 ............... United States 175,000 165,620
i
Citigroup Commercial Mortgage Trust , 2016-P6 , B , FRN , 4.152% ,
12/10/49 ........................................ United States 1,631,000 1,528,039
COMM Mortgage Trust ,
b,i
2012-CR1, D, 144A, FRN, 5.103%, 5/15/45 .............. United States 938,857 863,060
b
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 1,918,000 246,461
i
2014-CR17, C, FRN, 4.781%, 5/10/47 .................. United States 634,000 586,145
b,i
2014-CR17, D, 144A, FRN, 4.845%, 5/10/47 ............. United States 233,000 196,482
b,i
2014-CR19, D, 144A, FRN, 4.425%, 8/10/47 ............. United States 47,581 46,539
i,j
2014-UBS4, XA, IO, FRN, 0.744%, 8/10/47 .............. United States 3,414,081 11,504
i
2014-UBS6, C, FRN, 4.409%, 12/10/47 ................. United States 231,413 229,176
i,j
2019-GC44, XA, IO, FRN, 0.608%, 8/15/57 .............. United States 77,642,084 1,438,933
b,i,j
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 5,844,628 1,266
i
CSAIL Commercial Mortgage Trust ,
2015-C1, C, FRN, 3.83%, 4/15/50 ..................... United States 1,507,000 1,375,634
j
2019-C17, XA, IO, FRN, 1.309%, 9/15/52 ................ United States 53,406,580 2,026,256
i,j
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.606% , 12/15/49 .... United States 82,357,716 235,815
b,i
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.351% ,
8/10/44 ......................................... United States 2,955,638 2,861,331
b,h
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.547%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 2,317,889 2,356,428
2020-01, M10, 144A, FRN, 8.047%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 2,905,368 2,961,262
i,j
GS Mortgage Securities Trust , 2014-GC22 , XA , IO, FRN , 0.582% ,
6/10/47 ......................................... United States 12,320,098 69,533
b,i
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2012-C6, E, 144A, FRN, 4.964%, 5/15/45 ............... United States 614,000 603,956
2012-LC9, D, 144A, FRN, 3.57%, 12/15/47 .............. United States 737,000 701,843
k
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 2,038,000 70,017

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.94%, 7/15/45 .................... United States 119,088 $ 114,745
b
2013-C14, D, 144A, FRN, 4.037%, 8/15/46 .............. United States 917,000 717,968
j
2014-C22, XA, IO, FRN, 0.4%, 9/15/47 ................. United States 1,217,745 12
j
2014-C25, XA, IO, FRN, 0.46%, 11/15/47 ................ United States 4,167,700 42
i
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.756%, 6/15/51 .................... United States 387,000 350,203
j
2019-COR6, XA, IO, FRN, 0.907%, 11/13/52 ............. United States 65,742,844 1,836,888
i
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.638%, 8/15/45 ............... United States 461,373 452,994
2013-C10, B, FRN, 3.953%, 7/15/46 ................... United States 676,356 642,544
b
2013-C10, F, 144A, FRN, 3.953%, 7/15/46 ............... United States 2,331,000 254,869
2015-C27, C, FRN, 4.461%, 12/15/47 .................. United States 3,614,000 3,530,751
Morgan Stanley Capital I Trust ,
2015-UBS8, A4, 3.809%, 12/15/48 ..................... United States 163,318 162,996
i
2015-UBS8, B, FRN, 4.315%, 12/15/48 ................. United States 319,000 307,698
i,j
2016-BNK2, XA, IO, FRN, 0.943%, 11/15/49 ............. United States 21,387,028 155,385
i,j
2016-UB12, XA, IO, FRN, 0.624%, 12/15/49 ............. United States 59,123,897 205,875
i,j
2018-H3, XA, IO, FRN, 0.79%, 7/15/51 ................. United States 43,045,937 723,744
i,j
2018-H4, XA, IO, FRN, 0.799%, 12/15/51 ................ United States 51,522,622 1,075,319
i
2018-L1, C, FRN, 4.794%, 10/15/51 .................... United States 341,000 315,751
b,k
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 1,661,295 166
i,j
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 0.97%, 12/15/50 ................. United States 55,422,730 949,137
2018-C12, XA, IO, FRN, 0.842%, 8/15/51 ................ United States 100,449,527 1,923,377
i,j
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 45,568 68
Wells Fargo Commercial Mortgage Trust ,
2015-C31, AS, 4.049%, 11/15/48 ...................... United States 226,631 225,992
2015-C31, D, 3.852%, 11/15/48 ....................... United States 1,409,000 1,216,150
i
2015-LC20, C, FRN, 4.056%, 4/15/50 .................. United States 307,678 297,954
i,j
2017-C41, XA, IO, FRN, 1.151%, 11/15/50 ............... United States 75,499,749 1,313,847
i
2018-C46, C, FRN, 4.953%, 8/15/51 ................... United States 412,000 387,679
i,j
2019-C50, XA, IO, FRN, 1.404%, 5/15/52 ................ United States 42,263,354 1,537,072
i,j
2020-C55, XA, IO, FRN, 1.267%, 2/15/53 ................ United States 62,089,310 3,390,654
i
2020-C57, C, FRN, 4.023%, 8/15/53 ................... United States 1,121,000 1,026,003
i
WFRBS Commercial Mortgage Trust ,
2013-C11, B, FRN, 3.714%, 3/15/45 .................... United States 786,423 780,675
j
2013-C14, XA, IO, FRN, 0.329%, 6/15/46 ................ United States 1,190,597 12
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 1,285,000 1,209,469
j
2014-C22, XA, IO, FRN, 0.24%, 9/15/57 ................. United States 3,013,201 326
j
2014-C23, XA, IO, FRN, 0.069%, 10/15/57 ............... United States 4,664,728 47
55,895,545
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $61,615,942) ..............
55,895,545
Mortgage-Backed Securities 38.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.5%
FHLMC Pool, 15 Year, 3%, 7/01/34 - 5/01/35 ............... United States 1,324,382 1,279,863
FHLMC Pool, 30 Year, 2%, 2/01/51 - 5/01/51 ............... United States 1,486,910 1,217,219
FHLMC Pool, 30 Year, 2.5%, 4/01/43 - 1/01/52 ............. United States 2,828,397 2,458,932
FHLMC Pool, 30 Year, 2.5%, 4/01/52 ..................... United States 6,122,080 5,301,229
FHLMC Pool, 30 Year, 3%, 10/01/46 ..................... United States 1,013,772 924,966
FHLMC Pool, 30 Year, 3.5%, 4/01/42 - 2/01/47 ............. United States 1,832,383 1,734,007
FHLMC Pool, 30 Year, 4%, 12/01/44 - 7/01/49 .............. United States 1,952,226 1,900,993
FHLMC Pool, 30 Year, 4.5%, 8/01/44 - 11/01/49 ............ United States 334,312 333,213

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 5%, 3/01/41 - 7/01/52 ............... United States 897,297 $ 902,206
FHLMC Pool, 30 Year, 5.5%, 9/01/53 ..................... United States 4,181,964 4,288,843
FHLMC Pool, 30 Year, 5.5%, 9/01/53 - 11/01/53 ............ United States 3,009,494 3,064,063
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 2,337,488 2,412,833
25,818,367
Federal National Mortgage Association (FNMA) Fixed Rate 21.4%
FNMA, 3.5%, 2/01/47 - 6/01/56 ......................... United States 3,128,809 2,898,594
FNMA, 3.5%, 9/01/57 ................................ United States 4,956,091 4,541,355
FNMA, 4%, 1/01/45 - 1/01/57 .......................... United States 3,281,111 3,131,689
FNMA, 15 Year, 2%, 2/01/37 ........................... United States 3,882,481 3,604,392
FNMA, 15 Year, 2%, 3/01/37 ........................... United States 3,080,677 2,863,058
FNMA, 15 Year, 2.5%, 9/01/36 ......................... United States 3,604,589 3,417,555
FNMA, 15 Year, 3.5%, 6/01/31 ......................... United States 106,673 105,725
FNMA, 20 Year, 1.5%, 11/01/41 ......................... United States 6,532,827 5,540,912
FNMA, 30 Year, 2%, 9/01/50 - 4/01/52 .................... United States 3,126,229 2,566,288
FNMA, 30 Year, 2.5%, 12/01/50 - 2/01/52 ................. United States 4,096,020 3,541,182
FNMA, 30 Year, 3%, 9/01/42 - 4/01/52 .................... United States 8,160,537 7,464,100
FNMA, 30 Year, 3.5%, 5/01/42 - 4/01/52 .................. United States 3,270,142 3,085,056
FNMA, 30 Year, 4%, 8/01/44 - 11/01/49 ................... United States 2,107,295 2,055,160
FNMA, 30 Year, 4.5%, 7/01/44 - 11/01/49 ................. United States 1,197,174 1,193,790
FNMA, 30 Year, 5%, 3/01/40 - 9/01/52 .................... United States 7,244,577 7,297,811
FNMA, 30 Year, 5.5%, 8/01/53 ......................... United States 4,163,217 4,224,593
FNMA, 30 Year, 5.5%, 1/01/33 - 9/01/53 .................. United States 487,380 498,739
FNMA, 30 Year, 5.5%, 11/01/53 ......................... United States 4,986,962 5,088,271
FNMA, 30 Year, 6%, 2/01/36 - 4/01/53 .................... United States 1,124,009 1,180,283
l
Uniform Mortgage-Backed Securities, 1.5%, TBA, 11/25/40 .... United States 6,000,000 5,376,928
l
Uniform Mortgage-Backed Securities, 2%, TBA, 11/25/40 ..... United States 2,000,000 1,841,372
l
Uniform Mortgage-Backed Securities, 2%, TBA, 11/25/55 ..... United States 70,000,000 56,785,135
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 11/25/40 .... United States 1,000,000 940,993
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 11/25/55 .... United States 37,500,000 31,844,211
l
Uniform Mortgage-Backed Securities, 3%, TBA, 11/25/40 ..... United States 1,000,000 958,348
l
Uniform Mortgage-Backed Securities, 3%, TBA, 11/25/55 ..... United States 9,000,000 7,976,250
l
Uniform Mortgage-Backed Securities, 3.5%, TBA, 11/25/40 .... United States 1,000,000 968,774
l
Uniform Mortgage-Backed Securities, 4%, TBA, 11/25/55 ..... United States 11,000,000 10,438,360
l
Uniform Mortgage-Backed Securities, 4.5%, TBA, 11/25/55 .... United States 5,000,000 4,874,279
l
Uniform Mortgage-Backed Securities, 5.5%, TBA, 11/25/55 .... United States 7,000,000 7,073,170
l
Uniform Mortgage-Backed Securities, 6%, TBA, 11/25/55 ..... United States 18,000,000 18,408,838
l
Uniform Mortgage-Backed Securities, 6.5%, TBA, 11/25/55 .... United States 9,000,000 9,320,769
221,105,980
m
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 3.854% - 4.7%, 5/20/65 - 8/20/65 ................ United States 129,834 129,132
GNMA II, 6.437%, ( 1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 12/20/68 ................... United States 882,524 921,593
1,050,725
Government National Mortgage Association (GNMA) Fixed Rate 14.4%
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 41,163 38,348
GNMA I, Single-family, 30 Year, 5%, 6/15/40 ............... United States 962,351 988,591
GNMA I, Single-family, 30 Year, 6.5%, 3/15/31 - 10/15/31 ...... United States 54,684 57,000
GNMA II, 30 Year, 3.5%, 9/20/48 ........................ United States 846,422 789,221
GNMA II, 30 Year, 4.5%, 7/20/52 ........................ United States 585,037 576,120
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,181,976 1,211,827
l
GNMA II, Single-family, 30 Year, 2%, 11/15/55 .............. United States 12,000,000 9,983,970
GNMA II, Single-family, 30 Year, 2.5%, 2/20/53 ............. United States 1,726,734 1,500,609
l
GNMA II, Single-family, 30 Year, 2.5%, 11/15/55 ............ United States 11,000,000 9,523,156

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3%, 3/20/43 - 2/20/53 ....... United States 3,031,645 $ 2,725,792
l
GNMA II, Single-family, 30 Year, 3%, 11/15/55 .............. United States 14,000,000 12,582,500
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 3/20/50 ..... United States 4,465,346 4,109,307
l
GNMA II, Single-family, 30 Year, 3.5%, 11/15/55 ............ United States 7,000,000 6,408,729
GNMA II, Single-family, 30 Year, 4%, 2/20/48 - 9/20/49 ....... United States 3,935,194 3,737,748
l
GNMA II, Single-family, 30 Year, 4%, 11/15/55 .............. United States 9,000,000 8,513,508
GNMA II, Single-family, 30 Year, 4.5%, 5/20/44 - 12/20/54 ..... United States 3,663,758 3,656,745
l
GNMA II, Single-family, 30 Year, 4.5%, 11/15/55 ............ United States 19,000,000 18,546,731
GNMA II, Single-family, 30 Year, 5%, 7/20/41 - 10/20/49 ...... United States 3,023,766 3,067,528
l
GNMA II, Single-family, 30 Year, 5%, 11/15/55 .............. United States 4,000,000 3,988,310
GNMA II, Single-family, 30 Year, 5.5%, 1/20/49 - 8/20/53 ...... United States 5,308,236 5,411,693
l
GNMA II, Single-family, 30 Year, 5.5%, 11/15/55 ............ United States 30,500,000 30,756,289
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 11/20/53 ...... United States 10,250,151 10,600,685
GNMA II, Single-family, 30 Year, 6.5%, 8/20/53 - 11/15/55 ..... United States 8,998,755 9,398,034
148,172,441
Total Mortgage-Backed Securities (Cost $397,120,078) .........................
396,147,513
Residential Mortgage-Backed Securities 7.3%
Financial Services 7.3%
b
A&D Mortgage Trust , 2023-NQM4 , A2 , 144A, 7.826% , 9/25/68 . United States 616,312 626,654
b
Angel Oak Mortgage Trust ,
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 1,126,600 1,122,044
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 754,993 754,249
b,i
Arroyo Mortgage Trust ,
2019-3, M1, 144A, FRN, 4.204%, 10/25/48 ............... United States 3,050,000 2,877,750
2020-1, A3, 144A, FRN, 3.328%, 3/25/55 ................ United States 150,000 138,539
b,i
BRAVO Residential Funding Trust , 2020-RPL1 , M1 , 144A, FRN ,
3.25% , 5/26/59 ................................... United States 5,430,000 5,223,578
b,i
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 2,100,000 2,040,212
b,h
Chase Home Lending Mortgage Trust , 2025-10 , A11 , 144A, FRN ,
5.483% , ( 30-day SOFR Average + 1.3% ), 7/25/56 ......... United States 803,601 804,449
b,h
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.406% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 376,911 370,273
b
COLT Mortgage Loan Trust ,
i
2020-2, A2, 144A, FRN, 3.094%, 3/25/65 ................ United States 23,295 23,214
i
2021-1, B1, 144A, FRN, 3.144%, 6/25/66 ................ United States 2,996,000 2,263,016
2023-3, A1, 144A, 7.18%, 9/25/68 ..................... United States 839,908 850,931
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 525,408 531,897
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 1,119,201 1,132,554
b,i
Deephaven Residential Mortgage Trust , 2022-3 , A3 , 144A, FRN ,
5.3% , 7/25/67 .................................... United States 2,258,957 2,258,511
b,i
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 131,000 129,416
i
FHLMC Seasoned Credit Risk Transfer Trust ,
b
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 524,706 510,788
2019-3, M, FRN, 4.75%, 10/25/58 ..................... United States 3,412,503 3,356,133
b
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 2,024,000 1,941,755
b,h
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.833%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 12,746 12,776
2021-DNA6, M2, 144A, FRN, 5.683%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 106,278 106,743
2021-DNA7, M2, 144A, FRN, 5.983%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 394,000 397,540

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,h
FHLMC STACR REMIC Trust, (continued)
2021-HQA4, M2, 144A, FRN, 6.533%, (30-day SOFR Average
+ 2.35%), 12/25/41 ................................ United States 3,732,140 $ 3,779,701
2022-DNA2, M1A, 144A, FRN, 5.483%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 3,666 3,672
2022-DNA3, M1B, 144A, FRN, 7.083%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 10,000 10,390
2022-DNA5, M1A, 144A, FRN, 7.133%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 22,584 23,011
2022-DNA6, M1A, 144A, FRN, 6.333%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 106,224 106,835
2022-DNA6, M1B, 144A, FRN, 7.883%, ( 30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 27,000 28,321
2022-HQA1, M1A, 144A, FRN, 6.283%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 2,541 2,549
2022-HQA1, M2, 144A, FRN, 9.433%, (30-day SOFR Average
+ 5.25%), 3/25/42 ................................. United States 6,323,000 6,663,417
2022-HQA2, M1B, 144A, FRN, 8.183%, (30-day SOFR Average
+ 4%), 7/25/42 .................................... United States 1,000,000 1,051,255
2023-DNA1, M1A, 144A, FRN, 6.287%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 52,293 53,072
2023-HQA2, M1A, 144A, FRN, 6.183%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 27,420 27,486
2023-HQA3, A1, 144A, FRN, 6.033%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 91,604 92,530
2023-HQA3, M1, 144A, FRN, 6.033%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 21,222 21,345
2024-DNA1, A1, 144A, FRN, 5.533%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 104,813 105,390
2024-DNA2, A1, 144A, FRN, 5.433%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 111,126 111,711
2025-DNA3, M1, 144A, FRN, 5.283%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 1,243,621 1,245,200
FNMA , 2003-34 , P1 , Strip , 4/25/43 ......................
United States 49,237 45,230
h
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1M2, FRN, 11.047%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 7,777 7,909
2018-C02, 2M2, FRN, 6.497%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 6,269 6,366
b
2021-R03, 1M2, 144A, FRN, 5.833%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 123,000 123,668
b
2022-R02, 2M1, 144A, FRN, 5.383%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 19,044 19,045
b
2022-R02, 2M2, 144A, FRN, 7.183%, ( 30-day SOFR Average +
3%), 1/25/42 ..................................... United States 1,549,000 1,584,069
b
2022-R03, 1M2, 144A, FRN, 7.683%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 38,000 39,283
b
2022-R04, 1M2, 144A, FRN, 7.283%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 53,000 54,512
b
2022-R05, 2M1, 144A, FRN, 6.083%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 342,596 343,481
b
2023-R01, 1M1, 144A, FRN, 6.583%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 14,474 14,793
b
2023-R02, 1M1, 144A, FRN, 6.483%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 28,363 28,962
b
2023-R06, 1M1, 144A, FRN, 5.883%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 436,710 438,444

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
FNMA Connecticut Avenue Securities Trust, (continued)
b
2023-R07, 2M1, 144A, FRN, 6.133%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 21,810 $ 21,957
b
2024-R02, 1M1, 144A, FRN, 5.283%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 4,810 4,815
b
2024-R03, 2M1, 144A, FRN, 5.333%, ( 30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 24,171 24,178
b
2024-R04, 1M1, 144A, FRN, 5.283%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 44,896 44,923
b
2024-R06, 1A1, 144A, FRN, 5.333%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 100,676 101,072
b
2024-R06, 1M1, 144A, FRN, 5.233%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 11,227 11,229
b
2025-R06, 1A1, 144A, FRN, 5.083%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 705,000 705,659
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 1,149,336 1,123,732
b
GS Mortgage-Backed Securities Trust ,
i
2020-RPL1, M2, 144A, FRN, 3.765%, 7/25/59 ............ United States 1,125,000 1,002,704
2024-RPL4, A1, 144A, 3.9%, 9/25/61 ................... United States 457,367 450,052
b
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% ,
11/25/64 ........................................ United States 457,118 461,411
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 468,527 470,170
b,i
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.29% , 8/26/47 ............................... United States 916,283 917,545
b,h
Morgan Stanley Residential Mortgage Loan Trust , 2024-3 , AF ,
144A, FRN , 5.533% , ( 30-day SOFR Average + 1.35% ), 7/25/54 United States 191,338 191,176
b
OBX Trust ,
2023-NQM7, A1, 144A, 6.844%, 4/25/63 ................ United States 1,098,704 1,113,313
h
2025-J2, AF, 144A, FRN, 5.483%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 1,098,173 1,098,776
b,i
PRKCM Trust , 2023-AFC2 , A1 , 144A, FRN , 6.482% , 6/25/58 ... United States 3,672,432 3,682,337
b,i
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 1,870,618 1,848,667
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 1,898,000 1,908,858
b,h
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.915%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 3,380,000 3,431,707
2025-3, A, 144A, FRN, 4.915%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 3,370,000 3,381,115
2025-7, A, 144A, FRN, 4.891%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 3,403,000 3,411,266
b,i
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 209,000 180,180
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 327,000 298,503
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 1,407,231 1,416,788
b
Visio Trust , 2022-1 , A2 , 144A, 5.85% , 8/25/57 .............. United States 1,214,731 1,211,080
h
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13, A1B2, FRN, 4.966%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 561,308 546,206
2005-AR13, A1C4, FRN, 4.966%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 1,965,750 1,900,541
2005-AR17, A1B2, FRN, 4.926%, (1-month SOFR + 0.934%),
12/25/45 ........................................ United States 1,083,886 1,006,291

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
WaMu Mortgage Pass-Through Certificates Trust, (continued)
2005-AR2, 2A1B, FRN, 4.846%, (1-month SOFR + 0.854%),
1/25/45 ......................................... United States 182,800 $ 183,615
75,654,535
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $74,877,920) ...............
75,654,535
Agency Commercial Mortgage-Backed Securities 4.7%
Financial Services 4.7%
FHLMC ,
h
3065, DC, FRN, 6.816%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 103,735 108,224
i
3117, AF, FRN, Zero Cpn., 2/15/36 ..................... United States 6,291 5,567
3369, BO, Strip, 9/15/37 ............................. United States 2,043 1,753
3391, Strip, 4/15/37 ................................ United States 28,126 24,746
h
3408, EK, FRN, 8.297%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 168,951 203,118
j
4018, DI, IO, 4.5%, 7/15/41 .......................... United States 65,873 932
h
406, F30, FRN, 5.333%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 1,759,110 1,769,556
j
4132, IP, IO, 4.5%, 11/15/42 .......................... United States 447,114 31,352
h,j
4839, WS, IO, FRN, 1.752%, ( 30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 12,588,200 1,862,089
j
5050, IM, IO, 3.5%, 10/25/50 ......................... United States 2,223,137 441,559
j
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,281,506 714,000
b,h
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 8.183% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 478,000 496,701
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 2,802 2,368
2007-14, KO, Strip, 3/25/37 .......................... United States 22,163 18,896
j
2012-128, QI, IO, 3.5%, 6/25/42 ....................... United States 875,823 27,911
j
2015-33, AI, IO, 5%, 6/25/45 ......................... United States 6,123,840 774,281
j
2017-72, ID, IO, 4.5%, 9/25/47 ........................ United States 10,322,561 1,961,851
j
2021-12, NI, IO, 2.5%, 3/25/51 ........................ United States 23,628,122 3,836,713
j
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 3,834,944 491,607
j
2023-49, IB, IO, 3.5%, 3/25/47 ........................ United States 3,174,974 493,480
j
409, C24, IO, 4.5%, 4/25/42 .......................... United States 2,985,399 604,137
b,h
FREMF Mortgage Trust , 2018-KF43 , B , 144A, FRN , 6.572% , ( 30-
day SOFR Average + 2.264% ), 1/25/28 ................. United States 2,579,818 2,504,042
GNMA ,
j
2009-79, IC, IO, 6%, 8/20/39 ......................... United States 2,150,405 232,314
j
2010-9, UI, IO, 5%, 1/20/40 .......................... United States 2,341,353 466,430
i,j
2010-H19, GI, IO, FRN, 1.452%, 8/20/60 ................ United States 2,326,803 96,897
h,j
2011-70, YI, IO, FRN, 0.15%, (1-month SOFR + 4.886%),
12/20/40 ........................................ United States 2,797,567 19,647
j
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 5,825,686 866,043
j
2012-136, IO, 3.5%, 11/20/42 ......................... United States 4,683,572 611,234
j
2012-38, MI, IO, 4%, 3/20/42 ......................... United States 10,443,200 1,830,454
j
2013-164, CI, IO, 3%, 11/16/28 ....................... United States 553,375 9,030
j
2014-100, JI, IO, 3.5%, 7/16/29 ....................... United States 918,680 25,312
j
2014-102, IG, IO, 3.5%, 3/16/41 ....................... United States 326,383 5,373
j
2014-180, IO, 5%, 12/20/44 .......................... United States 5,504,364 1,091,502
j
2014-30, KI, IO, 3%, 2/16/29 ......................... United States 269,448 4,098
j
2014-5, LI, IO, 3%, 1/16/29 .......................... United States 250,568 3,978
j
2014-71, BI, IO, 4.5%, 5/20/29 ........................ United States 3,398 46
j
2014-76, IO, 5%, 5/20/44 ............................ United States 1,440,185 300,334

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
i,j
2014-H11, GI, IO, FRN, 1.551%, 6/20/64 ................ United States 12,419,268 $ 305,092
j
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 1,102,572 40,900
j
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 5,161,128 1,024,895
i,j
2015-H01, CI, IO, FRN, 1.563%, 12/20/64 ............... United States 1,642,394 35,875
i,j
2015-H04, AI, IO, FRN, 1.582%, 12/20/64 ............... United States 7,129,768 213,431
i,j
2015-H10, CI, IO, FRN, 1.79%, 4/20/65 ................. United States 5,195,209 136,488
i,j
2015-H12, AI, IO, FRN, 1.814%, 5/20/65 ................ United States 3,835,542 102,628
i,j
2015-H12, EI, IO, FRN, 1.738%, 4/20/65 ................ United States 7,446,867 137,491
i,j
2015-H12, GI, IO, FRN, 1.784%, 5/20/65 ................ United States 7,711,506 247,478
i,j
2015-H16, XI, IO, FRN, 1.996%, 7/20/65 ................ United States 3,906,019 215,628
i,j
2015-H20, AI, IO, FRN, 1.853%, 8/20/65 ................ United States 4,947,612 152,837
i,j
2015-H25, AI, IO, FRN, 1.629%, 9/20/65 ................ United States 4,673,262 69,339
i,j
2015-H25, CI, IO, FRN, 2.045%, 10/20/65 ............... United States 3,889,605 156,584
i,j
2015-H26, DI, IO, FRN, 2.07%, 10/20/65 ................ United States 3,520,773 174,070
i,j
2016-H11, HI, IO, FRN, 1.867%, 1/20/66 ................ United States 2,925,910 76,782
i,j
2016-H23, NI, IO, FRN, 2.132%, 10/20/66 ............... United States 8,100,895 382,062
i,j
2016-H24, JI, IO, FRN, 2.117%, 11/20/66 ................ United States 3,558,129 213,804
i,j
2017-H08, NI, IO, FRN, 2.208%, 3/20/67 ................ United States 3,646,201 114,965
i,j
2017-H10, MI, IO, FRN, 1.854%, 4/20/67 ................ United States 5,081,555 151,512
i,j
2017-H12, QI, IO, FRN, 2.386%, 5/20/67 ................ United States 5,525,366 210,478
i,j
2017-H18, CI, IO, FRN, 2.39%, 9/20/67 ................. United States 5,056,726 370,526
i,j
2017-H23, BI, IO, FRN, 1.902%, 11/20/67 ............... United States 6,338,874 219,186
i,j
2018-H02, EI, IO, FRN, 2.324%, 1/20/68 ................ United States 6,709,960 282,006
i,j
2018-H17, GI, IO, FRN, 1.992%, 10/20/68 ............... United States 9,728,349 329,314
h,j
2019-121, SD, IO, FRN, 1.854%, (1-month SOFR + 5.886% ),
10/20/49 ........................................ United States 2,364,163 300,970
h,j
2019-125, SG, IO, FRN, 1.904%, (1-month SOFR + 5.936%),
10/20/49 ........................................ United States 3,396,279 412,149
h,j
2019-65, BS, IO, FRN, 1.954%, (1-month SOFR + 5.986%),
5/20/49 ......................................... United States 5,417,053 573,742
j
2019-83, IO, 4.5%, 6/20/49 .......................... United States 7,122,834 1,505,817
i,j
2019-H02, DI, IO, FRN, 2.224%, 11/20/68 ............... United States 7,759,241 326,676
i,j
2019-H14, IB, IO, FRN, 2.15%, 8/20/69 ................. United States 9,493,371 395,465
h,j
2020-112, MS, IO, FRN, 2.154%, (1-month SOFR + 6.186%),
8/20/50 ......................................... United States 4,133,542 607,586
j
2020-123, NI, IO, 2.5%, 8/20/50 ....................... United States 13,601,873 2,014,239
j
2020-151, MI, IO, 2.5%, 10/20/50 ...................... United States 23,953,669 3,566,529
i,j
2020-H02, GI, IO, FRN, 2.159%, 1/20/70 ................ United States 12,267,568 588,733
j
2021-91, AI, IO, 3.5%, 5/20/51 ........................ United States 14,795,970 2,652,203
h
2023-140, JS, FRN, 5.639%, (30-day SOFR Average +
16.05%), 9/20/53 .................................. United States 940,185 970,755
h
2023-152, FB, FRN, 5.334%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 2,644,718 2,691,095
h,j
2023-19, S, IO, FRN, 1.904%, (1-month SOFR + 5.936%),
11/20/49 ........................................ United States 15,862,953 1,869,785
h
2023-66, PS, FRN, 4.916%, ( 30-day SOFR Average +
15.375%), 5/20/53 ................................. United States 2,853,361 2,845,998
48,622,688
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $50,342,312) .......
48,622,688
Municipal Bonds 0.2%
California 0.1%
State of California , GO , 7.5% , 4/01/34 ....................
United States 770,000 906,414

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio 0.1%
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 845,000 $ 834,129
Texas 0.0%
†
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 675,000 762,827
Total Municipal Bonds (Cost $2,293,065) .....................................
2,503,370
Total Long Term Investments (Cost $1,212,389,942) ...........................
1,212,192,950
a
Short Term Investments 8.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.4%
n,o
U.S. Treasury Bills ,
1.9%, 11/06/25 .................................... United States 900,000 899,715
3.61%, 1/20/26 ................................... United States 13,400,000 13,291,967
14,191,682
Total U.S. Government and Agency Securities (Cost $14,185,747) ...............
14,191,682
Shares
Management Investment Companies 7.3%
a,p
Putnam Short Term Investment Fund, Class P, 4.371% ....... United States 75,325,056 75,325,056
Total Management Investment Companies (Cost $75,325,056) ..................
75,325,056
Total Short Term Investments (Cost $89,510,803 ) ..............................
89,516,738
a
Total Investments (Cost $1,301,900,745) 126.1% ..............................
$1,301,709,688
TBA Sale Commitments (5.2)% ..............................................
(53,466,812)
Other Assets, less Liabilities (20.9)% ........................................
(215,207,422)
Net Assets 100.0% .........................................................
$1,033,035,454
a a a
Principal
Amount
*
q
TBA Sale Commitments (5.2)%
Mortgage-Backed Securities (5.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (4.1)%
Uniform Mortgage-Backed Securities ,
5%, TBA, 11/25/55 ................................. United States (11,000,000) (10,946,335)
5.5%, TBA, 11/25/55 ............................... United States (31,000,000) (31,324,040)
(42,270,375)
Government National Mortgage Association (GNMA) Fixed Rate (1.1)%
GNMA II, Single-family, 30 Year, 6%, 11/15/55 .............. United States (11,000,000) (11,196,437)
Total TBA Sale Commitments (Proceeds $(53,444,805)) ........................
$(53,466,812)

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( g ) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $309,791,434, representing 30.0% of net assets.
c
Income may be received in additional securities and/or cash.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
g
See Note 1 ( f ) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
l
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
n
The rate shown represents the yield at period end.
o
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At October 31, 2025, the aggregate value of these securities pledged amounted to $10,946,965, representing 1.1% net assets.
p
The rate shown is the annualized seven-day effective yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At October 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(e) .
At October 31, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 416 $ 46,871,500 12/19/25 $ 178,310
U.S. Treasury 10 Year Ultra Notes ................ Long 538 62,130,594 12/19/25 670,438
U.S. Treasury 2 Year Notes ..................... Long 150 31,236,328 12/31/25 (37,706)
U.S. Treasury 5 Year Notes ..................... Long 1,294 141,318,954 12/31/25 (133,194)
U.S. Treasury Long Bonds ..................... Long 230 26,981,875 12/19/25 734,910
U.S. Treasury Ultra Bonds ...................... Long 335 40,629,219 12/19/25 1,626,260
Total Futures Contracts ...................................................................... $3,039,018
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 1,276,400 1,508,689 12/17/25 $ 33,783 $ —
Total Forward Exchange Contracts ................................................... $33,783 $—
Net unrealized appreciation (depreciation) ............................................ $33,783
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 156,700,000 $ 650,305 $ 31,546
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 235,050,000 (517,110) 276,478
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 56,609,500 3,453,179 (1,278,726)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 8,620,800 441,385 (316,362)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 8,620,800 421,557 (183,477)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 3,430,800 427,821 (56,667)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 3,430,800 427,821 16,160
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 28,770,000 325,101 (323,196)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 3,531,500 128,193 (98,828)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 5,542,800 694,236 (58,637)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 5,542,800 694,236 (107,082)
3.043%/1-day SOFR/Mar-52/(Purchased) JPHQ 3/29/32 / 3.043% 33,000,000 1,980,825 (599,237)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 17,226,000 793,257 (335,076)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 17,226,000 761,389 (70,411)

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
2.48%/1-day SOFR/Feb-59/(Purchased) MSCO 2/15/29 / 2.48% 37,620,500 $ 2,334,766 $ (1,592,741)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 15,152,700 548,528 (214,977)
Unrealized appreciation 324,184
Unrealized (depreciation) (5,235,417)
Total $(4,911,233)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 641,000 $ 53,206 $ 84,659 $ (31,453)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 968,000 80,348 150,435 (70,087)
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 953,000 79,103 490,603 (411,500)
CMBX.NA.BB.6 . (5.00)% Monthly MSCO 5/11/63 265,000 21,997 47,174 (25,177)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 3,191,000 649,236 611,348 37,888
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,356,000 303,099 303,924 (825)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 2,356,000 421,567 427,614 (6,047)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 4,596,000 934,137 963,415 (29,278)
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 2,416,000 104,124 538,787 (434,663)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,356,000 437,205 423,196 14,009
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,485,000 (289,272) (605,950) 316,678
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 2,416,000 (104,123) (145,536) 41,413
Investment
Grade
Total OTC Swap Contracts .............................................. $2,690,627 $3,289,669 $(599,042)
Total Credit Default Swap Contracts .................................... $2,690,627 $ 3,289,669 $(599,042)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Income Fund
Schedule of Investments
At October 31, 2025 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 242,373,000 $ (542,025) $ (316,792) $ (225,233)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 415,000 (1,088) (193) (895)
Receive Fixed 3.62% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 15,435,000 46,452 31,854 14,598
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 10,955,000 44,116 39,216 4,900
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.15% .... Annual 12/17/27 4,016,000 14,633 (996) 15,629
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 93,356,000 (920,219) (575,900) (344,319)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 70,000 (754) (289) (465)
Receive Fixed 3.67% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 8,718,000 101,997 43,830 58,167
Receive Fixed 3.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 23,271,000 (219,334) (118,424) (100,910)
Receive Fixed 3.2% ... Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 752,000 (6,401) (2,685) (3,716)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 2,571,400 34,091 — 34,091
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 41,578,000 (720,987) (150,976) (570,011)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.9% ..... Annual 9/17/35 254,000 (4,833) (1,193) (3,640)
Receive Fixed 3.92% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 3,053,000 63,246 19,326 43,920
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 5,698,000 68,139 14,505 53,634

Putnam Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 281,000 $ (3,891) $ (6,910) $ 3,019
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 243,000 (4,226) (1,144) (3,082)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.07% .... Annual 9/17/55 19,834,000 (415,079) (161,460) (253,619)
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/55 128,000 (1,042) 2,216 (3,258)
Total Interest Rate Swap Contracts ................................. $(2,467,205) $ (1,186,015) $(1,281,190)
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See A bbreviations on page 66 .

Putnam Income Fund
Financial Statements
Statement of Assets and Liabilities
October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,201,357,758
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 100,542,987
Value - Unaffiliated issuers .................................................................. $1,200,966,554
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 100,743,134
Cash .................................................................................... 3,256,529
Receivables:
Investment securities sold ................................................................... 2,047,575
Receivable for sales of TBA securities (Note 1 d ) .................................................. 53,444,805
Capital shares sold ........................................................................ 1,466,510
Dividends and interest ..................................................................... 9,377,575
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 7,253,060
Variation margin on centrally cleared swap contracts ............................................... 255,599
OTC swap contracts (upfront payments ) .......................................................... 4,041,155
Unrealized appreciation on OTC forward exchange contracts .......................................... 33,783
Unrealized appreciation on forward premium swap option contracts ..................................... 324,184
Unrealized appreciation on OTC swap contracts .................................................... 409,988
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 861
Prepaid expenses .......................................................................... 283,319
Total assets .......................................................................... 1,383,904,631
Liabilities:
Payables:
Investment securities purchased .............................................................. 27,141,975
Payable for purchases of TBA securities (Note 1 d ) ................................................ 257,355,488
Capital shares redeemed ................................................................... 1,240,089
Management fees ......................................................................... 292,647
Administrative fees ........................................................................ 2,974
Distribution fees .......................................................................... 114,273
Transfer agent fees ........................................................................ 244,154
Trustees' fees and expenses ................................................................. 308,783
Variation margin on futures contracts ........................................................... 278,813
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,350,000
TBA transactions ........................................................................ 853,000
OTC swap contracts (upfront receipts ) ........................................................... 751,486
Unrealized depreciation on OTC swap contracts .................................................... 1,009,030
Unrealized depreciation on forward premium swap option contracts ..................................... 5,235,417
T BA sale commitments, at value (proceeds $53,444,805) (Note 1d) ..................................... 53,466,812
Accrued expenses and other liabilities ........................................................... 224,236
Total liabilities ......................................................................... 350,869,177
Net assets, at value ................................................................. $1,033,035,454
Net assets consist of:
Paid-in capital ............................................................................. $1,834,246,545
Total distributable earnings (losses) ............................................................. (801,211,091)
Net assets, at value ................................................................. $1,033,035,454

Putnam Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Income
Fund
Class A:
Net assets, at value ....................................................................... $390,257,320
Shares outstanding ........................................................................ 76,063,077
Net asset value per share
a,b
.................................................................. $5.13
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $5.34
Class C:
Net assets, at value ....................................................................... $19,743,062
Shares outstanding ........................................................................ 3,901,439
Net asset value and maximum offering price per share
a,b
............................................ $5.06
Class M:
Net assets, at value ....................................................................... $30,493,075
Shares outstanding ........................................................................ 6,227,800
Net asset value and maximum offering price per share
b
............................................. $4.90
Maximum offering price per share (net asset value per share ÷ 96.75%)
b
................................ $5.06
Class R:
Net assets, at value ....................................................................... $4,236,714
Shares outstanding ........................................................................ 838,820
Net asset value and maximum offering price per share
b
............................................. $5.05
Class R5:
Net assets, at value ....................................................................... $3,517,556
Shares outstanding ........................................................................ 673,802
Net asset value and maximum offering price per share
b
............................................. $5.22
Class R6:
Net assets, at value ....................................................................... $105,691,489
Shares outstanding ........................................................................ 20,087,908
Net asset value and maximum offering price per share
b
............................................. $5.26
Class Y:
Net assets, at value ....................................................................... $479,096,238
Shares outstanding ........................................................................ 90,817,225
Net asset value and maximum offering price per share
b
............................................. $5.28
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Income Fund
Financial Statements
Statement of Operations
for the year ended October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $3,612,944
Interest: (net of foreign taxes of $104)
Unaffiliated issuers ........................................................................ 51,421,154
Total investment income ................................................................... 55,034,098
Expenses:
Management fees (Note 3 a ) ................................................................... 3,929,957
Administrative fees (Note 3 b ) .................................................................. 19,353
Distribution fees: (Note 3c )
    Class A ................................................................................ 971,551
    Class C ................................................................................ 224,725
    Class M ................................................................................ 154,244
    Class R ................................................................................ 23,575
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 601,749
    Class C ................................................................................ 34,860
    Class M ................................................................................ 47,768
    Class R ................................................................................ 7,318
    Class R5 ............................................................................... 4,123
    Class R6 ............................................................................... 53,307
    Class Y ................................................................................ 772,000
Custodian fees (Note 4 ) ...................................................................... 67,313
Reports to shareholders fees .................................................................. 103,908
Registration and filing fees .................................................................... 117,999
Professional fees ........................................................................... 284,355
Trustees' fees and expenses (Note 3f) ........................................................... 40,782
Interest expense ........................................................................... 3,550
Other .................................................................................... 19,477
Total expenses ......................................................................... 7,481,914
Expense reductions (Note 4 ) ............................................................... (55,634)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (1,115,502)
Net expenses ......................................................................... 6,310,778
Net investment income ................................................................ 48,723,320

Putnam Income Fund
Financial Statements
Statement of Operations
(continued)
for the year ended October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Income
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (10,967,433)
Foreign currency transactions ................................................................ (4,195)
Forward exchange contracts ................................................................. (46,211)
Forward premium swap option contracts ........................................................ 94,661
Futures contracts ......................................................................... (19,159,897)
TBA sale commitments ..................................................................... 1,103,342
Swap contracts ........................................................................... 30,888,348
Net realized gain (loss) .................................................................. 1,908,615
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 33,808,485
Non-controlled affiliates (Note 3 g ) ........................................................... 200,147
Translation of other assets and liabilities denominated in foreign currencies .............................. 376
Unfunded loan commitments (Note 8 ) .......................................................... 861
Forward exchange contracts ................................................................. 27,054
Forward premium swap option contracts ........................................................ (5,497,349)
Futures contracts ......................................................................... 19,149,985
TBA sale commitments ..................................................................... (3,106,623)
Swap contracts ........................................................................... (29,694,181)
Net change in unrealized appreciation (depreciation) ............................................ 14,888,755
Net realized and unrealized gain (loss) ............................................................ 16,797,370
Net increase (decrease) in net assets resulting from operations .......................................... $65,520,690

Putnam Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Income Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $48,723,320 $55,595,517
Net realized gain (loss) ................................................. 1,908,615 18,325,312
Net change in unrealized appreciation (depreciation) ........................... 14,888,755 72,736,812
Net increase (decrease) in net assets resulting from operations ................ 65,520,690 146,657,641
Distributions to shareholders:
Class A ............................................................. (33,207,157) (31,337,602)
Class B ............................................................. — (32,538)
Class C ............................................................. (1,852,754) (1,958,364)
Class M ............................................................ (2,707,789) (2,598,444)
Class R ............................................................. (392,321) (449,746)
Class R5 ............................................................ (289,943) (255,653)
Class R6 ............................................................ (9,244,599) (12,497,037)
Class Y ............................................................. (43,678,091) (44,050,132)
Total distributions to shareholders .......................................... (91,372,654) (93,179,516)
Capital share transactions: (Note 2 )
Class A ............................................................. (7,782,434) (31,030,133)
Class B ............................................................. — (748,813)
Class C ............................................................. (6,099,060) (3,910,087)
Class M ............................................................ (1,295,480) (2,665,043)
Class R ............................................................. (362,789) (1,760,048)
Class R5 ............................................................ 257,866 19,699
Class R6 ............................................................ (14,347,271) (55,940,578)
Class Y ............................................................. (45,024,351) (80,589,555)
Total capital share transactions ............................................ (74,653,519) (176,624,558)
Net increase (decrease) in net assets ................................... (100,505,483) (123,146,433)
Net assets:
Beginning of year ....................................................... 1,133,540,937 1,256,687,370
End of year ........................................................... $1,033,035,454 $1,133,540,937

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Income Fund (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers seven classes of shares: Class A, Class C,
Class M, Class R, Class R5, Class R6 and Class Y. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability,
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Income Fund
Notes to Financial Statements

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Annual Report
respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Income Fund
Notes to Financial Statements

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Annual Report
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 7,974,503 $40,619,370 9,496,678 $50,069,714
Shares issued in reinvestment of distributions .......... 5,979,068 29,995,697 5,362,519 28,130,561
Shares redeemed ............................... (15,424,059) (78,397,501) (20,757,922) (109,230,408)
Net increase (decrease) .......................... (1,470,488) $(7,782,434) (5,898,725) $(31,030,133)
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 6,257 $32,330
Shares redeemed ............................... — — (149,883) (781,143)
Net increase (decrease) .......................... — $— (143,626) $(748,813)
Class C Shares:
Shares sold ................................... 549,126 $2,759,150 792,858 $4,131,626
Shares issued in reinvestment of distributions .......... 353,231 1,747,505 347,630 1,802,294
Shares redeemed
a
.............................. (2,113,871) (10,605,715) (1,896,413) (9,844,007)
Net increase (decrease) .......................... (1,211,514) $(6,099,060) (755,925) $(3,910,087)
Class M Shares:
Shares sold ................................... 2,200 $10,450 19,200 $96,088
Shares redeemed ............................... (267,300) (1,305,930) (547,500) (2,761,131)
Net increase (decrease) .......................... (265,100) $(1,295,480) (528,300) $(2,665,043)
Class R Shares:
Shares sold ................................... 190,764 $956,096 280,524 $1,465,714
Shares issued in reinvestment of distributions .......... 77,922 384,998 84,889 438,983
Shares redeemed ............................... (340,294) (1,703,883) (712,284) (3,664,745)
Net increase (decrease) .......................... (71,608) $(362,789) (346,871) $(1,760,048)
1. Organization and Significant Accounting Policies
(continued)

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class R5 Shares:
Shares sold ................................... 66,722 $345,928 55,480 $294,573
Shares issued in reinvestment of distributions .......... 56,773 289,943 47,999 255,653
Shares redeemed ............................... (73,040) (378,005) (99,796) (530,527)
Net increase (decrease) .......................... 50,455 $257,866 3,683 $19,699
Class R6 Shares:
Shares sold ................................... 6,746,082 $35,159,830 9,528,180 $51,193,925
Shares issued in reinvestment of distributions .......... 1,545,117 7,941,599 2,119,500 11,367,166
Shares redeemed ............................... (10,966,570) (57,448,700) (21,986,227) (118,501,669)
Net increase (decrease) .......................... (2,675,371) $(14,347,271) (10,338,547) $(55,940,578)
Class Y Shares:
Shares sold ................................... 28,602,004 $150,151,901 39,290,494 $211,825,188
Shares issued in reinvestment of distributions .......... 7,691,225 39,649,686 7,482,629 40,232,778
Shares redeemed ............................... (45,057,645) (234,825,938) (61,525,281) (332,647,521)
Net increase (decrease) .......................... (8,764,416) $(45,024,351) (14,752,158) $(80,589,555)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended October 31, 2025, the gross effective investment management fee rate was 0.373% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion,
0.315% of any excess thereafter.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 0.50%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.12%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended October 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $20,215
CDSC retained .............................................................................. $11,825
3. Transactions with Affiliates
(continued)

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through February 28, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
February 28, 2027, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.33% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the year ended October 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
During the year ended October 31, 2025, the Fund utilized $13,010,400 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Income Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $25,217,931 $— $— $200,147 $25,418,078 1,013,480 $732,226
Putnam Short Term Investment
Fund, Class P, 4.371% ...... 112,870,623 332,572,697 (370,118,264) — — 75,325,056 75,325,056 2,880,718
Total Affiliated Securities ... $112,870,623 $357,790,628 $(370,118,264) $— $200,147 $100,743,134 $3,612,944
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 231,948,415
Long term ................................................................................ 503,482,647
Total capital loss carryforwards ............................................................... $735,431,062
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended October 31, 2025 and 2024, was as follows:
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2025, aggregated
$5,855,896,637 and $5,399,163,240, respectively.
7. Credit Risk and Defaulted Securities
At October 31, 2025, the Fund had 7.6% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At October 31, 2025, unfunded commitments were as follows:
2025 2024
Distributions paid from:
Ordinary income .......................................................... $91,372,654 $93,179,516
Cost of investments .......................................................................... $1,314,394,158
Unrealized appreciation ........................................................................ $29,288,656
Unrealized depreciation ........................................................................ (97,054,948)
Net unrealized appreciation (depreciation) .......................................................... $(67,766,292)
Distributable earnings:
Undistributed ordinary income ................................................................... $1,985,012
Borrower Unfunded Commitment
GC Ferry Acquisition I, Inc. $ 145,833
5. Income Taxes
(continued)

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Other Derivative Information
At October 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended October 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 3,209,918
a
Variation margin on futures
contracts
$ 170,900
a
Variation margin on centrally
cleared swap contracts
227,958
a
Variation margin on centrally
cleared swap contracts
1,509,148
a
Unrealized appreciation on
forward premium swap option
contracts
324,184 Unrealized depreciation on
forward premium swap option
contracts
5,235,417
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
33,783 Unrealized depreciation on OTC
forward exchange contracts
—
Credit contracts ............
OTC swap contracts (upfront
payments)
4,041,155 OTC swap contracts (upfront
receipts)
751,486
Unrealized appreciation on OTC
swap contracts
409,988 Unrealized depreciation on OTC
swap contracts
1,009,030
Total .................... $8,246,986 $8,675,981
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(19,159,897) Futures contracts $19,149,985
Swap contracts 31,898,760 Swap contracts (30,980,702)
Forward premium swap option
contracts 94,661
Forward premium swap option
contracts (5,497,349)
Foreign exchange contracts .....
Forward exchange contracts (46,211) Forward exchange contracts 27,054
Credit contracts ...............
Swap contracts (1,010,412) Swap contracts 1,286,521
Total ....................... $11,776,901 $(16,014,491)

Putnam Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended October 31, 2025, the average month end notional amount of futures contracts, swap contracts and options and the average month end contract value for forward exchange contracts, were as follows:
At October 31, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At October 31, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Putnam Income Fund
Futures contracts .......................................................................... $ 407,983,811
Swap contracts ............................................................................ 1,650,416,096
Forwards exchange contracts ................................................................. 838,304
Options .................................................................................. 792,376,062
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Income Fund
Forward Exchange Contracts ............................. $ 33,783 $ —
Forward Premium Swap Option Contracts ................... 324,184 5,235,417
Swap Contracts ....................................... 4,451,143 1,760,516
Total ............................................. $4,809,110 $6,995,933
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Putnam Income Fund
Counterparty
BNDP ................... $ 308,024 $ (308,024) $ — $ — $ —
BOFA .................... 57,573 (57,573) — — —
CITI ..................... 401,337 (401,337) — — —
DBAB ................... — — — — —
GSCO ................... 2,494,624 (106,237) — (2,230,000) 158,387
HSBK ................... 33,783 — — — 33,783
JPHQ ................... 1,029,390 (1,029,390) — — —
MCM .................... — — — — —
MSCO ................... 484,379 (484,379) — — —
NATW ................... — — — — —
Total ................... $4,809,110 $(2,386,940) $— $(2,230,000) $192,170
$ 1
9. Other Derivative Information
(continued)

Putnam Income Fund
Notes to Financial Statements

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Annual Report
At October 31, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 66 .
10. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Income Fund
Counterparty
BNDP ................... $ 1,278,726 $ (308,024) $ (860,010) $ — $ 110,692
BOFA .................... 702,042 (57,573) (546,558) — 97,911
CITI ..................... 1,059,427 (401,337) (588,219) — 69,871
DBAB ................... 165,719 — (116,057) — 49,662
GSCO ................... 106,237 (106,237) — — —
HSBK ................... — — — — —
JPHQ ................... 1,445,400 (1,029,390) (416,010) — —
MCM .................... 405,487 — (351,146) — 54,341
MSCO ................... 1,617,918 (484,379) (1,052,446) — 81,093
NATW ................... 214,977 — (214,977) — —
Total ................... $6,995,933 $(2,386,940) $(4,145,423) $— $463,570
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
9. Other Derivative Information
(continued)

Putnam Income Fund
Notes to Financial Statements

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Annual Report
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 25,418,078 $ — $ — $ 25,418,078
Corporate Bonds ........................ — 416,120,933 — 416,120,933
Senior Floating Rate Interests ............... — 33,508,725 — 33,508,725
Foreign Government and Agency Securities .... — 27,044,504 — 27,044,504
Asset-Backed Securities ................... — 131,277,059 — 131,277,059
Commercial Mortgage-Backed Securities ...... — 55,895,545 — 55,895,545
Mortgage-Backed Securities ................ — 396,147,513 — 396,147,513
Residential Mortgage-Backed Securities ....... — 75,654,535 — 75,654,535
Agency Commercial Mortgage-Backed Securities — 48,622,688 — 48,622,688
Municipal Bonds ......................... — 2,503,370 — 2,503,370
Short Term Investments ................... 75,325,056 14,191,682 — 89,516,738
Total Investments in Securities ........... $100,743,134 $1,200,966,554 $— $1,301,709,688
Other Financial Instruments:
Forward Exchange Contracts ............... $— $33,783 $— $33,783
Forward Premium Swap Option Contracts ..... — 324,184 — 324,184
Futures Contracts ....................... 3,209,918 — — 3,209,918
Swap Contracts ......................... — 637,946 — 637,946
Unfunded Loan Commitments .............. — 861 — 861
Total Other Financial Instruments ......... $3,209,918 $996,774 $— $4,206,692
10. Credit Facility
(continued)

Putnam Income Fund
Notes to Financial Statements

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Annual Report
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Income Fund (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 53,466,812 $ — $ 53,466,812
Forward Premium Swap Option Contracts ...... — 5,235,417 — 5,235,417
Futures Contracts ........................ 170,900 — — 170,900
Swap Contracts ......................... — 2,518,178 — 2,518,178
Total Other Financial Instruments ......... $170,900 $61,220,407 $— $61,391,307
a
For detailed categories, see the accompanying Schedule of Investments.
11. Fair Value Measurements
(continued)

Putnam Income Fund
Notes to Financial Statements

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Annual Report
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FREMF
Freddie Mac Multifamily Securities
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IBOR
Interbank Offered Rate
IO
Interest Only
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.22%

Putnam Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Putnam Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Income Fund (the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Investments family of funds since at least
1957. We have not been able to determine the specific year we began serving as auditor.

Putnam Income Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2025:
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $39,083,574
Section 163(j) Interest Earned §163(j) $45,763,588

Putnam Income Fund

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Annual Report
Putnam Income Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Income Fund

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Annual Report
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

Putnam Income Fund

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Annual Report
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least February 28, 2027. In addition, the
Advisor contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that the total annual operating expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.33% of its average net assets through at least February 28, 2027. During its fiscal year ending in 2024, your fund’s expenses were reduced as a result of this expense limitation. Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

Putnam Income Fund

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Annual Report
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.

Putnam Income Fund

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For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 519, 479 and 441 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the five-year period ended December 31, 2024. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view, your fund’s fourth quartile performance over the five-year period was driven by significant underperformance in both the commercial mortgage-backed sector as well as the prepayment sensitive residential mortgage-
backed sector. The Trustees considered that the COVID-19 pandemic and the ensuing policy response dramatically changed the fundamental picture for commercial and residential real estate.
The Trustees considered that the Advisor had recalibrated its structured product models and moderated your fund’s allocation to structured product in an effort to deliver more resilient performance. The Trustees noted your fund’s top quartile results over the one-year and three-year periods. The Trustees also noted that as of March 31, 2025, your fund’s five-year performance was no longer in the fourth quartile.
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the fund. The Trustees also noted that four individuals were added as portfolio managers, and that the Advisor remained confident in the portfolio managers’ stewardship of the fund.
One-year period Three-year period Five-year period
1st 1st 4th

Putnam Income Fund

franklintempleton.com
Annual Report
As a general matter, the Trustees believe that cooperative efforts between the Trustees and the Advisor represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that the Advisor has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38901-AFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Income Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	December 29, 2025